As filed with the Securities and Exchange Commission on March 29, 1996

Registration No.	33-25087                                           811-5678
___________________________________________________________________

U.S.SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

 [   ]   Pre-Effective Amendment No.	[ X ]Post-Effective Amendment No.19

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940, as amended Amendment No.20[ X ]

SMITH BARNEY PRINCIPAL RETURN FUND
 (formerly Smith Barney Shearson Brothers Principal Return Fund)
(Exact name of Registrant as Specified in Charter)
Area Code and Telephone Number: (212)723-9218
388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Office)  (Zip Code)

Christina T. Sydor
Secretary

Smith Barney Principal Return Fund
388 Greenwich Street
New York, New York 10013
(Name and Address of Agent of Service)

copies to:

Burton M. Liebert, Esq.
Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, NY 10022

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:

  X 	Immediately upon filing pursuant to Rule 485(b)
____	on March 29, 1996 pursuant to Rule 485(b)
       	60 days after filing pursuant to Rule 485(a) on _______pursuant to Rule 485(a)

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended
November 30, 1995 was filed on January 17, 1996 as accession number 0000841489-96-000002.


SMITH BARNEY PRINCIPAL RETURN FUND

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Cross-Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits




SMITH BARNEY PRINCIPAL RETURN FUND

FORM N-IA CROSS REFERENCE SHEET
PURSUANT TO RULE 495(b) UNDER THE SECURITIES ACT OF 1933, AS AMENDED

Part A.
Item No. and Caption					Prospectus Caption

1.  Cover Page						Cover Page

2.  Synopsis						Introduction, Series' Expenses

3.  Condensed Financial Information			Financial Highlights

4.  General Description of Registrant	             		Cover Page,
Introduction
	Investment Objective and 	Policies;
		Management of the Trust
			Distributor; Additional Information

5.  Management of the Fund				Introduction; Management of
							the Trust; Distributor; Additional
							Information.

6.  Capital Stock and Other Securities			Investment Objectives
and Policies; 								Dividends,
Distributions and Taxes;
							Additional Information

7.  Purchase of Securities Being Offered			Purchase of Shares;
Valuation of
							Shares; Redemption of Shares;
							Exchange Privilege; Minimum Account
								Size; Distributor

8.  Redemption or Repurchase of Shares			Purchase of Shares;
Redemption of
							Shares; Exchange Privilege

9.  Pending Legal Proceedings				Not Applicable




Part B

Item No. and Caption					Statement of Additional
Information 								Caption

10.  Cover Page						Cover Page

11.  Table of Contents					Contents

12.  General Information and History			Distributor;
Organization of the Trust

13.  Investment Objectives and Policies			Investment Objectives
and Management
							Policies
14.  Management of the Fund				Investment Adviser and
								Administrator;Distributor

15.  Control Persons and Principal				Organization of the
Trust; Investment
							Adviser;Distributor

16.  Investment Advisory and Other Services		Investment Adviser and
Administrator; 								Distributor and
Shareholder Servicing 								Agent

17.  Brokerage Allocation 					Investment Objectives
and
       							Management Policies; Portfolio
									Transactions

18.  Capital Stock and Other Securities			Investment Objectives
and
							Management Policies; Redemption of
								Shares Taxes;

19.  Purchase, Redemption and
       Pricing Securities Being Offered			Purchase of Shares;
Redemption of Shares;
							of Shares Valuation of Shares;
Distributor; 								Exchange Privilege

20.  Tax Status						Taxes

21.  Underwriters						Distributor

22.  Calculations of Performance Data			Performance Data

23.  Financial Statements					Financial Statements




SMITH BARNEY PRINCIPAL RETURN FUND


388 Greenwich Street
New York, New York  10013
(212) 723-9218
March 29, 1996

PROSPECTUS

	This Prospectus describes Smith Barney Principal Return Fund (the "Trust") and the following series (each, a "Series" and collectively, the "Series").

	* Zeros and Appreciation Series 1998 ("Series 1998") seeks (a) to return to each shareholder on August 31, 1998 (the "Series 1998 Maturity Date") the principal amount of the shareholder's original investment (including any sales charge paid) through investment of a portion of its assets in zero coupon securities and (b) to the extent consistent with that objective, to provide long-term appreciation of capital through investment of the balance of its assets primarily in equity securities. There can be no assurance that Series 1998's investment objectives will be achieved.

	* Zeros Plus Emerging Growth Series 2000 ("Series 2000") seeks (a) to return to each shareholder on February 28, 2000 (the "Series 2000 Maturity Date") the principal amount of the shareholder's original investment (including any sales charge paid) through investment of a portion of its assets in zero coupon securities and (b) to the extent consistent with that objective, to provide long-term appreciation of capital through investment of the balance of its assets primarily in equity securities issued by "emerging growth companies," which are small-to medium-sized companies that are believed by the Series' investment adviser to show a prospect of achieving significant profit and gain in a relatively short period of time. There can be no assurance that Series 2000's investment objectives will be achieved.

	* Security and Growth Fund seeks (a) to return to each shareholder on August 31, 2005 (the "Security and Growth Fund Maturity Date") the principal amount of the shareholder's original investment (including any sales charge paid) through investment of a portion of its assets in zero coupon securities and (b) to the extent consistent with that objective, to provide long-term appreciation of capital through investment of the balance of its assets primarily in equity securities. There can be no assurance that the Fund's investment objectives will be achieved.

	When used herein, the term Maturity Date shall refer to the "Series 1998 Maturity Date," the "Series 2000 Maturity Date," and the "Security and Growth Fund Maturity Date",as applicable.


FD 01103



	SHARES OF SERIES 1998, SERIES 2000 AND THE SECURITY AND GROWTH FUND ARE NOT CURRENTLY BEING OFFERED FOR SALE TO NEW INVESTORS. THE NET ASSET VALUE
PER SHARE OF EACH SERIES PRIOR TO THE MATURITY DATE CAN BE EXPECTED TO FLUCTUATE SUBSTANTIALLY OWING TO CHANGES IN PREVAILING INTEREST RATES THAT
WILL AFFECT THE CURRENT VALUE OF EACH SERIES' HOLDINGS OF ZERO COUPON SECURITIES, AS WELL AS CHANGES IN THE VALUE OF EACH SERIES' OTHER HOLDINGS. BECAUSE THE SERIES ARE NOT CURRENTLY ENGAGED IN A CONTINUOUS OFFERING OF SHARES, THEY ARE NOT BENEFITING FROM AN INFLOW OF NEW CAPITAL. IN ADDITION, EACH SERIES MAY EXPERIENCE REDEMPTIONS AND CAPITAL LOSSES PRIOR TO THE
MATURITY DATE (OR IN PREPARATION FOR EACH SERIES' LIQUIDATION AT THE
MATURITY DATE) AND WILL PAY DIVIDENDS AND DISTRIBUTIONS IN CASH TO
SHAREHOLDERS WHO SO ELECT.  A DIMINUTION OF ITS ASSETS RESULTING FROM
LOSSES, REDEMPTIONS AND DIVIDENDS AND DISTRIBUTIONS PAID IN CASH COULD MAKE EACH SERIES' INVESTMENT OBJECTIVES UNACHIEVABLE; THUS THE ACCOMPLISHMENT OF EACH SERIES' INVESTMENT OBJECTIVES IN RESPECT TO REMAINING SHAREHOLDERS THAT REINVEST DIVIDENDS AND DISTRIBUTIONS COULD DEPEND IN PART ON THE INVESTMENT DECISIONS OF OTHER SHAREHOLDERS. SEE "INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES."

	This Prospectus sets forth concisely information about the Trust and each Series, including sales charges, shareholder servicing fees and expenses. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

	Additional information about the Trust and each Series is contained in a Statement of Additional Information dated April 1, 1996, as amended or supplemented from time to time, which is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting any Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Adviser and Administrator

	THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



INTRODUCTION

		The investment objectives of Series 1998 are (a) to return to each shareholder on the Maturity Date the principal amount of the shareholder's original investment (including any sales charge paid) through investment of a portion of its assets in zero coupon securities and (b) to the extent consistent with that objective, to provide long-term appreciation of capital through investment of the balance of its assets primarily in equity securities. There can be no assurance that Series 1998's investment objectives will be achieved.

	The investment objectives of Series 2000 are (a) to return to each shareholder on the Maturity Date the principal amount of the shareholder's original investment (including any sales charge paid) through investment of a portion of its assets in zero coupon securities and (b) to the extent consistent with that objective, to provide long-term appreciation of capital through investment of the balance of its assets primarily in equity securities issued by "emerging growth companies," which are small- to medium-sized companies that are believed by the Series' investment adviser to show a prospect of achieving significant profit and gain in a relatively short period of time. There can be no assurance that Series 2000's investment objectives will be achieved.

	The investment objectives of the Security and Growth Fund are (a) to return to each shareholder on the Maturity Date the principal amount of the shareholder's original investment (including any sales charge paid) through investment of a portion of its assets in zero coupon securities and (b) to the extent consistent with that objective, to provide long-term appreciation of capital through investment of the balance ot its assets primarily in equity securities. There can be no assurance that the Fund's investment objectives will be achieved.

	As with most mutual funds, the Series employ various organizations to perform necessary functions and to provide services to their shareholders. These organizations are carefully selected on behalf of each Series by the Trust's Board of Trustees, which regularly reviews the quality and scope of their performance. The names of the organizations and the services that they perform on behalf of each Series and its shareholders are listed below:


	Smith Barney Inc.
	("Smith Barney")		Distributor
	Smith Barney Mutual Funds Management Inc.		Investment Adviser and
	("SBMFM")		Administrator
	PNC Bank, National Association
	("PNC")		Custodian
	First Data Investor Services Group, Inc.
	("FDISG").		Transfer Agent

	More detailed information regarding these organizations and the functions they perform is provided in this Prospectus as well as in the Statement of Additional Information.




TABLE OF CONTENTS

	Introduction	3
	The Series' Expenses		4
	Financial Highlights		5
	Investment Objectives and Management
	Policies	9
	Management of the Trust	20
	Purchase of Shares		21
	Redemption of Shares		21
	Minimum Account Size		23
	Valuation of Shares		23
	Exchange Privilege		24
	Dividends, Distributions and Taxes		26
	The Series' Performance		28
	Custodian and Transfer Agent		28
	Distributor		29
	Additional Information	      	29

THE SERIES' EXPENSES

	The following expense table lists the costs and expenses that an investor will incur, either directly or indirectly, as a shareholder of each Series, based upon the maximum sales charge that was incurred at the time of purchase and upon each Series' operating expenses for its most recent fiscal year:

		Series                   Series	                    Security and
		 1998                    2000
Growth Fund

Shareholder Transaction Expenses
  Sales charge imposed on purchases
  (as a percentage of offering price).......	  5.00%
5.00%                     4.00%

Annual Fund Operating Expenses
  (as a percentage of average net assets)
  Management fees...........................	  0.50%
0.60%                     0.50%
  Shareholder Servicing fees................	  0.25%
0.25%                     0.25%        Other
expenses.............................	  0.30%
0.32%                     0.27%

Total Fund Operating Expenses...........	  1.05%
1.17%                     1.02%




	Management fees paid by the Trust include investment advisory fees paid monthly to SBMFM at an annual rate equal to a percentage of the value of the relevant Series' average daily net assets, as follows: Series 1998 - .30%; Series 2000 - .40%, and the Security and Growth Fund - .50%. Series 1998, Series 2000 and the Security and Growth Fund also pay SBMFM an administration fee paid monthly at the annual rate of .20% of the value of each Series' average daily net assets. Each Series also pay Smith Barney an annual shareholder servicing fee equal to .25% of the value of their respective daily net assets.

	The nature of the services for which each Series pays management fees is described under "Management of the Trust." "Other expenses" in the above table include fees for transfer agent services, custodial fees, legal and accounting fees, printing costs and registration fees.


	Example*

	The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in each Series. These amounts are based upon
(a) payment by an investor of the initial sales charge, (b) payment by the Series of operating expenses at the levels set forth in the table above and
(c) the following assumptions:

									1 YEAR	3 YEARS	  5 YEARS    MATURITY
														DATE **

	A shareholder would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period

	Series 1998. . . . . . . . . . . . . . . . . . . . . . ..  $60 N/A
N/A        	$ 90
	Series 2000. .  . . . . . . . . . . . . . . . . . .  $61          $85
$111         	$115
	Security and Growth Fund................................  $50
$71          $ 94		$160

	* The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, a Series' actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.
	**  Ten Year amount for the Security and Growth Fund.

FINANCIAL HIGHLIGHTS

	The following information for the fiscal year ended November 30, 1995 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Series' Annual Report for the fiscal year ended November 30, 1995. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Series' Annual Report, which is incorporated by reference into the Statement of Additional Information.


For a Series 1998 share of beneficial interest outstanding throughout each period














1995
1994
1993
1992
1991(1)

Net Asset Value, Beginning of Period
$7.75
$9.38
$9.02
$8.40
$7.60

Income (Loss) From Operations:






Net investment income
0.36
0.41
0.38
0.37
0.39

Net realized and unrealized gain
(loss)
1.03
(0.70)
0.48
0.68
0.41








Total Income(Loss) From operations
1.39
(0.29)
0.86
1.05
0.80

Less distributions From:






Net investment income
(0.40)
(0.45)
(0.40)
(0.43)
--

Net realized gains
(0.83)
(0.89)
(0.10)
--
--

Total distributions
(1.23)
(1.34)
(0.50)
(0.43)
--

Net Asset Value, End of Period
$7.91
$7.75
$9.38
$9.02
$8.40

Total Return
19.93%
(3.69)%
9.99%
12.86%
10.53%++

Net Assets, End of Period (000s)
$98,513
$101,388
$136,576
$166,077
$195,95
6

Ratios to Average Net Assets:






Expenses
1.05%
1.01%
0.97%
1.01%
1.05%+

Net investment income
4.59
4.47
4.15
4.39
5.04+

Portfolio Turnover Rate
13%
10%
17%
4%
20%

Average commissions paid on






equity security transactions(2)
$0.06
--
--
--
--

(1) For the period from January 25, 1991 (commencement of operations) to November 30, 1991.
(2) New SEC disclosure guidelines require that average commissions be calculated for the current year only.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.




For a Series 2000 share of beneficial interest outstanding throughout each period:














1995
1994
1993
1992
1991(1)

Net Asset Value, Beginning of Period
$8.15
$9.00
$8.16
$7.57
$7.60

Income (Loss) From Operations:






Net investment income
 0.27
 0.27
 0.26
0.26
0.07

Net realized and unrealized gain
(loss)
 1.48
(0.28)
 0.96
0.43
(0.10)

Total Income (Loss) From Operations
 1.75
(0.01)
 1.22
0.69
(0.03)

Less Distributions From:






Net investment income
(0.27)
(0.34)
(0.29)
(0.10)
   --

Net realized gains
(0.35)
(0.50)
(0.09)
--
   --

Total Distributions
(0.62)
(0.84)
(0.38)
(0.10)
   --

Net Asset Value, End of Period
$9.28
$8.15
$9.00
$8.16
$7.57

Total Return
22.17%
(0.20)%
15.72%
9.15%
(0.39)%++

Net Assets, End of Period (000s)
$76,563
$74,751
$96,865
$125,32
7
$157,425

Ratios to Average Net Assets:






Expenses (2)
 1.17%
 1.15%
1.10%
1.15%
 1.18%+

Net investment income
 3.12
   3.27
3.12
3.31
 3.56+

Portfolio Turnover Rate
 6%
 1%
   0%
0%
 2%

Average commissions paid on






equity security transactions(3)
 $0.06
 --
 --
--
 --

(1) For the period from August 30, 1991 (commencement of operations) to November 30, 1991.
(2) For the year ended November 30, 1992, the expense ratio excludes interest expense.
     The expense ratio including interest expense  was 1.16%
(3) New SEC disclosure guidelines require that average commissions be calculated for the current year only.
++Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.




For a Security and Growth Fund share of beneficial interest outstanding throughout the period:


















 1995(1)

Net asset value, Beginning of Period




 $9.60

Income From Operations:






Net investment income




 0.28

Net realized and unrealized gain




 0.94

Total Income From Operations




 1.22

Less Distributions From:






Net investment income




   --

Net realized gains




 (0.14)

Total Distributions




 (0.14)

Net Asset Value, End of Period




 $10.68

Total Return




 12.70%++

Net Assets, End of Period (000s)




$309,822

Ratios to Average Net Assets:






Expenses




 1.02%+

Net investment income




 4.07+

Portfolio Turnover Rate




 25.50%

Average commissions paid on






equity security transactions(2)




 $0.06

(1) For the period from March 30, 1995 (commencement of operations) to November 30, 1995
(2) New SEC disclosure guidelines require that average commissions be calculated for the current year only.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.






INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

	Set forth below is a description of the investment objectives and policies of each Series. The investment objectives of a Series are fundamental and may not be changed without the approval of the holders of a majority of the outstanding voting securities of that Series, as defined under the Investment Company Act of 1940, as amended (the "1940 Act"). There can be no assurance that a Series will achieve its investment objectives. Additional information about the Series' investment strategies and investment policies appears in the Statement of Additional Information.

In General

	The investment objectives of each Series is (a) to return to each shareholder on the Maturity Date the principal amount of the shareholder's original investment (including any sales charge paid) through investment of a portion of its assets in zero coupon securities (the "Repayment Objective") and (b) to the extent consistent with that objective, to provide long-term appreciation of capital through investment of the balance of its assets primarily in equity securities (in the case of Series 2000, equity securities issued by "emerging growth companies").

	Although SBMFM believes that the Series' investment strategies should be sufficient to accomplish their investment objectives, there can be no assurance that they will be achieved. Moreover, although the Trust is structured as an open-end investment company and shareholders may redeem their shares at any time and may elect to receive dividends and distributions in cash, in order to help assure the return of the full amount of an original investment, shareholders should plan to hold their shares until the Maturity Date and to reinvest all dividends and distributions in additional shares. In addition, while the amount sought to be returned on the Maturity Date to shareholders may equal or exceed the amount originally invested, the present value of that amount may be substantially less. Shareholders also should be aware that the amount returned as taxable on the Maturity Date represents accretion of interest on each Series' zero coupon securities and will have been taxable as ordinary income over the term of the Series.

Operations of the Series

	As of February 28, 1996, zero coupon securities represented approximately 61%, 56%, 54%, of Series 1998's, Series 2000's, and Security and Growth Fund's, net assets, respectively, with the balance of each Series' net assets invested in equity (in the case of Series 2000, equity securities of emerging growth companies) and other securities as described below. The Series' zero coupon securities will mature within one year before the Maturity Date and their aggregate stated principal amount is expected to be sufficient to meet the Repayment Objective; the Series will not receive any payments with respect to a zero coupon security prior to the maturity of that security. The Series may hold zero coupon securities in excess of those required to meet the Repayment Objective to the extent SBMFM deems appropriate. As each Series' zero coupon securities mature, the proceeds will be invested in direct obligations of the United States government with remaining maturities of one year or less and, in any case, maturing on or prior to the Maturity Date. On the Maturity Date, each Series' remaining equity investments will be sold and other investments will mature, the liabilities of each Series will be discharged or provision made therefor, each Series' shares will be mandatorily redeemed and, within seven days thereafter, the proceeds will be distributed to shareholders and each Series' thereafter will be terminated. These arrangements may require the disposition of the Series' equity securities at a time when it is otherwise disadvantageous to do so and may involve selling securities at a substantial loss. The liquidation and termination of each Series is conditioned on the Trust's receipt of an opinion of its counsel that all actions have been taken that are necessary to effect these transactions in accordance with the then current position of the SEC regarding a change in the nature of the business of a registered investment company, including (as is required under current SEC policy) the approval by the holders of a majority of the Trust's outstanding voting securities, as defined in the 1940 Act. If shareholder approval is solicited but not obtained, the Board of Trustees would consider and, if necessary, propose for shareholder approval, such other action as it deems appropriate and in the best interests of the Trust and its shareholders. The estimated expenses of liquidation and termination of each Series will be accrued ratably over the entire term of the Series and will be charged to income. These expenses are not expected to affect materially the ordinary annual operating expenses of the Series and, accordingly, should have no effect on the Series' ability to meet the Repayment Objective.

	Each Series may satisfy redemption requests and cash payments of dividends and distributions by liquidating a portion of its holdings of zero coupon securities, as well as other investments, provided that the Series would have sufficient zero coupon securities remaining to meet the Repayment Objective.

	Thus, each Series' portfolio may be visualized as consisting of two portions: one, its zero coupon securities, which are expected to increase in value by reason of accretion of interest to equal at maturity an amount sufficient to meet the Repayment Objective; the other, its equity securities and all other investments (in the case of Series 2000, holdings of emerging growth securities), which represent a variable portion of the Series' assets depending on the performance of those investments, the Series' expenses, the level of dividend reinvestment and the level of redemptions over time. In order to facilitate the management of the Series' portfolios, shareholders are urged to reinvest dividends and distributions in additional shares; these amounts will be paid in cash only at the specific election of a shareholder.

Zero Coupon Securities

	A zero coupon security is a debt obligation that does not entitle the holder to any periodic payments of interest prior to maturity and therefore is issued and traded at a discount from its face amount. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the United States government or one of its agencies or instrumentalities ("U.S. government securities") or issued by private corporate issuers. The Series, however, invest only in zero coupon securities that are direct obligations of the United States Treasury. The discount from face value at which zero coupon securities are purchased varies depending on the time remaining until maturity, prevailing interest rates and the liquidity of the security. Because the discount from face value is known at the time of investment, investors holding zero coupon securities until maturity know the total amount of their investment return at the time of investment. In contrast, a portion of the total realized return from conventional interest-paying obligations comes from the reinvestment of periodic interest. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on reinvestments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With both zero coupon and interest-paying securities, there is no reinvestment risk on the principal amount of the investment.

Equity Securities (Series 1998 and Security and Growth Fund)

	Series 1998 attempts to achieve its investment objective of long-term appreciation of capital by investing the portion of their assets not invested in zero coupon securities primarily in equity securities, as described in the following paragraph, that are believed to afford attractive opportunities for investment appreciation. It is expected that Series 1998's equity investments will be in domestic companies, generally with market capitalizations in excess of $100 million. Most of Series 1998's equity investments will be listed for trading on stock exchanges, although Series 1998 may purchase securities traded in the over-the-counter market. SBMFM will cause Series 1998 to invest in the securities of companies whose earnings they expect to increase, companies whose securities prices are lower than they believe justified in relation to their underlying assets or earning power or companies in which changes that it anticipates would result in improved operations or profitability. Series 1998's equity holdings are broadly invested among different industries. In analyzing securities for investment, SBMFM considers many different factors, including past growth records, management capability, future earnings prospects and technological innovation, as well as general market and economic factors that can influence the price of securities.

	The Security and Growth Fund attempts to achieve its investment objective of long-term capital appreciation by investing the portion ot its assets not invested in zero coupon securities primarily in equity securities that SBMFM believes have above-average potential for capital growth. In selecting investments on behalf of the Security and Growth Fund, SBMFM will seek to identify companies that are experiencing, or have the potential to experience, significant growth in earnings due to any number of factors, including benefiting from new products or services, technological developments, management chanages or other external circumstances. This significant potential for growth is often achieved by small- or medium-sized companies, but it may also be achieved by large seasoned, companies. Although SBMFM anticipates that the Security and Growth Fund's non-zero coupon security portfolio initially would primarily be invested in small- to medium-sized companies, it may also be invested in the equity securities of larger, established companies that SBMFM determines present particular opportunities for capital growth.

	Under normal market conditions, the bulk of Series 1998's and the Security and Growth Fund's non-zero coupon security portfolios consist of common stocks, but they also may contain other equity securities, limited to preferred stocks and debt securities convertible into common stocks. However, when SBMFM believes that a temporary defensive investment posture is warranted, Series 1998, and the Security and Growth Fund may invest in debt obligations, preferred securities or short-term money market instruments and may engage in repurchase agreement transactions with respect to money market instruments. Series 1998 does not intend to purchase warrants or rights but may receive these securities as part of a unit distributed to holders of a class of securities held by Series 1998. Preferred securities and convertible securities will be selected on the basis of their equity characteristics, and ratings by statistical rating organizations generally will not be a factor in the selection process.


Emerging Growth Securities (Series 2000)

	Series 2000 attempts to achieve its investment objective of long-term capital appreciation by investing the portion of its assets not invested in zero coupon securities primarily in equity securities issued by "emerging growth companies" based in the United States, which are small - to medium-sized companies that are believed by SBMFM to show a prospect of achieving significant profit and gains within two to three years after their securities are acquired by Series 2000. Although Series 2000 is not subject to a limitation on the market capitalization of the companies in which it will invest, the emerging growth companies in which Series 2000 will typically invest, will have market capitalizations of less than $1 billion.
A company's stock market capitalization is calculated by multiplying the total number of shares of its common stock outstanding by the market price per share of its stock.

	In selecting investments on behalf of Series 2000, SBMFM will seek to identify emerging growth companies that it believes are undervalued in the marketplace or have earnings that may be expected to grow faster than the U.S. economy in general. These companies typically would possess one or more of a variety of characteristics, including high quality management, new technologies, techniques, products or services or cost-reducing measures that give them a leading or dominant position in a major product line, a sound financial position and a relatively high rate of return on invested capital so that future growth can be financed from internal sources. Series 2000 also may invest in companies, typically called "special situation companies," that offer the possibility of accelerating earnings growth because of management changes, capitalization or asset deployment, governmental regulations or other external circumstances. Although SBMFM anticipates that Series 2000's non-zero coupon security portfolio primarily will be invested in smaller companies, it may also be invested to a lesser degree in the equity securities of medium or larger, established companies, including those involved in special situations, that SBMFM determines present particular opportunities for capital growth.

	Series 2000's non-zero coupon security portfolio has been designed to provide investors with significant opportunities for long-term capital appreciation that SBMFM believes are presented by the equity securities of small capitalization companies. SBMFM believes that these securities are undervalued as compared, on a relative historical basis, with equity securities of larger capitalization companies, and have tended over time to outperform securities of larger capitalization companies. Statistical studies have been published recently indicating that the historical long-term returns on investments in common stocks of companies with smaller capitalizations have been higher than the returns on those companies with larger capitalizations. One such study, for example, compared the performance of the 2,500 largest companies, as measured by market capitalization, whose securities are traded on the New York Stock Exchange, Inc. (the "NYSE"), the American Stock Exchange and on the U.S. over-the-counter market. The study, which divided these 2,500 companies into five groups on the basis of market capitalization, measured their performance for the 17-year period from December 31, 1973 to December 31, 1990 and concluded that the companies with smaller capitalizations had greater total returns for the period than did larger capitalization companies, although acknowledging that larger company securities had outperformed smaller company securities over the past five years.




Additional Investments and Investment Techniques

	Although under normal circumstances Series' non-zero coupon security portfolio will consist primarily of common stocks of companies based in the United States, each Series may also invest in certain other securities as described below. When SBMFM believes that a temporary defensive investment posture is warranted, each Series may invest in corporate and government bonds and notes and money market instruments, and from time to time may invest in repurchase agreements and lend its portfolio securities as discussed below.

	Warrants; Convertible Securities.  (Series 2000 and Security and Growth
Fund) A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. In investing in convertible securities, the Series seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible.

	Foreign Securities. (Series 2000 and Security and Growth Fund) Series 2000 and the Security and Growth Fund may each invest up to 10% of its net assets in securities of foreign issuers. Investing in foreign securities involves certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political or economic developments and the possible imposition of restrictions or prohibitions on the repatriation of foreign currencies or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and, typically, the lack of uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, the possibility exists of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Series including the withholding of dividends.

Lending Securities.  	Each Series is authorized to lend securities it
holds to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 33-1/3% of each Series' assets taken at value. A Series' loans of securities will be collateralized by cash, letters of credit or U.S government securities that are maintained at all times in a segregated account with the Trust's custodian in an amount at least equal to the current market value of the loaned securities. By lending its portfolio securities, a Series will seek to generate income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U. S. government securities are used as collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by SBMFM to be of good standing and will not be made unless, in the judgment of SBMFM, the consideration to be earned from such loans would justify the risk.




Money Market Instruments

	Each Series may hold at any time up to 10% of the value of its assets in cash and money market instruments in order to cover the Series' expenses, anticipated redemptions, cash payments of dividends and distributions and to meet settlement requirements for securities. In addition, when SBMFM believes that, with respect to its equity portfolio, a temporary defensive investment posture is warranted, a Series may invest without limitation in cash and money market instruments. To the extent that it holds cash or invests in money market instruments, a Series will not achieve its investment objective of long-term appreciation of capital. Money market instruments in which the Series may invest are: U.S. government securities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and other banking institutions having total assets in excess of $500 million); commercial paper rated no lower than A-2 by Standard & Poor's Corporation or Prime-2 by Moody's Investors Service, Inc. or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements. At no time will a Series' investments in bank obligations, including time deposits, exceed 25% of its assets. In addition, a Series will not invest in time deposits maturing in more than seven days if, as a result, its holdings of those time deposits would exceed 5% of Security and Growth Fund's and Series 1998's net assets and 10% of Series 2000's net assets.

	A Series will invest in an obligation of a foreign bank or foreign branch of a United States bank only if SBMFM determines that the obligation presents minimal credit risks. Obligations of foreign banks or foreign branches of United States banks in which a Series will invest may be traded in the United States or outside the United States, but will be denominated in U.S. dollars. These obligations entail risks that are different from those of investments in obligations of United States banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank.

	U.S. government securities in which a Series may invest include: direct obligations of the United States Treasury, and obligations issued or guaranteed by the United States government, its agencies and instrumentalities, including instruments that are supported by the full faith and credit of the United States; instruments that are supported by the right of the issuer to borrow from the United States Treasury; and instruments that are supported solely by the credit of the instrumentality.

Repurchase Agreements

	Each Series may engage in repurchase agreement transactions with certain banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, a Series would acquire an underlying debt obligation for a relatively short period (usually not more than seven days) subject to an obligation of the seller to repurchase, and the Series to resell, the obligation at an agreed price and time, thereby determining the yield during the Series' holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Series' holding period. The value of the underlying securities will be monitored on an ongoing basis by SBMFM to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. SBMFM also will review on an ongoing basis the creditworthiness of those banks and dealers with which the Series may enter into repurchase agreements to evaluate the potential risks. The Series bear a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Series is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Series seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement. At any one time, Series 2000's aggregate holdings of repurchase agreements having a duration of more than five business days and securities lacking readily available market quotations will not exceed 10% of Series 2000's total assets.

Risk Factors and Other Special Considerations

	Zero coupon securities of the type held by each Series can be sold prior to their due date in the secondary market at their then prevailing market value which, depending on prevailing levels of interest rates and the time remaining to maturity, may be more or less than the securities' "accreted value;" that is, their value based solely on the amount due at maturity and accretion of interest to date. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and, accordingly, are likely to respond to a greater degree to changes in interest rates than do non-zero coupon securities having similar maturities and yields. As a result, the net asset value of shares of each Series may fluctuate over a greater range than shares of other mutual funds that invest in U.S. government securities having similar maturities and yields but that make current distributions of interest. The current net asset value of each Series attributable to zero coupon securities and other debt instruments held by each Series generally will vary inversely with changes in prevailing interest rates.

	As a series of an open-end investment company, each Series is required to redeem its shares upon the request of any shareholder at the net asset value next determined after receipt of the request. However, because of the price volatility of zero coupon securities prior to maturity, a shareholder who redeems shares prior to the Maturity Date may realize an amount that is greater or less than the purchase price of those shares, including any sales charge paid. Although shares redeemed prior to the Maturity Date would no longer be subject to the possible achievement of the Repayment Objective, the amount originally invested in the shares not redeemed would remain subject to the possible achievement of the Repayment Objective, provided dividends and distributions with respect to these shares are reinvested.
Thus, if each Series is successful in achieving the Repayment Objective, the holder of those remaining shares plus shares acquired through reinvestment of dividends and distributions thereon ("Remaining Shares") would receive at the Maturity Date an amount that equals or exceeds the purchase price of those shares. Nonetheless, the amount received on the Maturity Date in respect of Remaining Shares, when combined with the amount received in respect of shares redeemed prior to the Maturity Date, may be more or less than the aggregate purchase price of all shares purchased in this offering.

	Each year the Series will be required to accrue an increasing amount of income on their zero coupon securities utilizing the effective interest method. To maintain its tax status as a pass-through entity and also to avoid imposition of excise taxes, however, each Series will be required to distribute dividends equal to substantially all of its net investment income, including the accrued income on its zero coupon securities for which it receives no payments in cash prior to their maturity. Dividends of each Series' net investment income and distributions of its short-term capital gains will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares.
See "Dividends, Distributions and Taxes." However, a shareholder who elects to receive dividends and distributions in cash, instead of reinvesting these amounts in additional shares of the Series, may realize an amount that is less or greater than the entire amount originally invested. ACCORDINGLY, THE SERIES MAY NOT BE APPROPRIATE FOR TAXABLE INVESTORS THAT WOULD REQUIRE
CASH DISTRIBUTIONS FROM THE SERIES IN ORDER TO MEET THEIR CURRENT TAX OBLIGATIONS RESULTING FROM THEIR INVESTMENT.

	Emerging Growth Securities (Series 2000). Securities of the kinds of companies in which Series 2000 will invest may be subject to significant price fluctuation and above-average risk. In addition, companies achieving a high earnings growth rate tend to reinvest their earnings rather than distribute them. As a result, Series 2000 is not likely to receive significant dividend income on its portfolio of equity securities; an investment in Series 2000 should, thus, not be considered as a complete investment program and may not be appropriate for all investors.

	Smaller and Medium Sized Companies. (Series 2000 and Security and Growth
Fund). Securities of smaller and medium sized companies (companies with a capitalization of less than $1 billion) may be subject to a limited liquidity and more volatility which could result in significant fluctuations in the price of their shares.

	Covered Option Writing (Security and Growth Fund). Security and Growth Fund may write covered call options with respect to its portfolio securities. Security and Growth Fund realizes a fee (referred to as a "premium") for granting the rights evidenced by the options. A call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a call option written by the Security and Growth Fund has the right to purchase from the Security and Growth Fund the underlying security owned by the Security and Growth Fund at the agreed-upon price for a specified time period.

	Upon the exercise of a call option written by the Security and Growth Fund, the Security and Growth Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Security and Growth Fund cost of the security, less the premium received for writing the option.

	The Security and Growth Fund will write only covered options with respect to its portfolio securities. Accordingly, whenever the Security and Growth
Fund writes a call option on its securities, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a call option is exercised, the Security and Growth Fund will either (a) deposit with its custodian in a segregated account, cash, Government Securities or other high grade debt obligations having a value at least equal to the exercise price of the underlying securities or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with its custodian in a segregated account).

	The Security and Growth Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration).
To effect a closing purchase transaction, the Security and Growth Fund would purchase, prior to the holder's exercise of an option that the Security and Growth Fund has written, an option of the same series as that on which the Security and Growth Fund desires to terminate its obligation. The obligation of the Security and Growth Fund under an option that it has written would be terminated by a closing purchase transaction, but the Security and Growth Fund would not be deemed to own an option as a result of the transaction. There can be no assurances that the Security and Growth Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Security and Growth
Fund ordinarily will write options only if a secondary market for the options exists on domestic securities exchanges or in the over-the counter market.

	The Security and Growth Fund may also, for hedging purposes, purchase put options on securities traded on national securities exchanges as well as in the over-the-counter market. The Security and Growth Fund may purchase put options on particular securities in order to protect against a decline in the market value of the underlying securities below the exercise price less the premium paid for the option. Put options on individual securities are intended to protect against declines in market value which occur prior to the option's expiration date. Prior to expiration, most options may be sold in a closing sale transaction. Profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction cost.

	The Security and Growth Fund may purchase options in the over-the-counter market("OTC options") to the same extent that it may engage in transactions in exchange traded options. OTC options differ from exchange traded options in that they are negotiated individually and terms of the contract are not standardized as in the case of exchange traded options. Moreover, because there is no clearing corporation involved in an OTC option, there is a risk of non-performance by the counterparty to the option. However, OTC options are generally much more available for securities in a wider range of expiration dates and exercise prices than exchange traded options. It is the current position of the staff of the SEC that OTC options (and securities underlying the OTC options) are illiquid securities. Accordingly, the Security and Growth Fund will treat OTC options as subject to the Security and Growth
Fund's limitation on illiquid securities until such time as there is a change in the SEC's position. State Securities laws also may impose further limitations.

Options on Broad Based-Domestic Stock Indexes (Security and Growth Fund) The Security and Growth Fund may, for hedging purposes only, write call options and purchase put options on broad-based domestic stock indexes and enter into closing transactions with respect to such options. Options on stock indexes are similar to options on securities except that, rather than having the right to take or make delivery of stock at the specified exercise price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is "in the money", i.e. the closing level of the index is higher than the exercise price of the option. This amount of cash is equal to the difference between the closing level of the index and the exercise price of the option, expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally rather than price movements in the individual stocks.

	The effectiveness of purchasing and writing puts and calls on stock index options depends to a large extent on the ability of SBMFM to predict the price movement of the stock index selected. Therefore, whether the Security and Growth Fund realizes a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally. Additionally, because exercise of index options are settled in cash, a call writer such as the Fund cannot determine the amount of the settlement obligations in advance and it cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. When the Security and Growth Fund has written the call, there is also a risk that the market may decline between the time the Security and Growth Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Security and Growth Fund is able to exercise the closing transaction with respect to the long call position it holds.

	Futures Contracts and Options on Futures Contracts. (Securtiy and Growth
Fund) A futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified security at a specified price, date, time and place. The Security and Growth Fund may enter into futures contracts to sell securities when SBMFM believes that the value of the Security and Growth Fund's securities will decrease. An option on a futures contract, as contrasted with the direct investment in a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. A call option gives the purchaser of the option the right to enter into a futures contract to buy and obliges the writer to enter into a futures contract to sell the underlying securities. A put option gives a purchaser the right to sell and obliges the writer to buy the underlying contract. The Security and Growth Fund may enter into futures contracts to purchase securities when SBMFM anticipates purchasing the underlying securities and believes that prices will rise before the purchases will be made. When the Security and Growth Fund enters into a futures contract to purchase an underlying security, an amount of cash, Government Securities or other high grade debt securities, equal to the market value of the contract, will be deposited in a segregated account with the Security and Growth Fund's custodian to collateralize the position, thereby insuring that the use of the contract is unleveraged. The Security and Growth Fund will not enter into futures contracts for speculation and will only enter into futures contracts that are traded on a U.S. exchange or board of trade.

	Other Considerations. In order to generate sufficient cash to meet distribution requirements and other operational needs and to redeem its shares on request, the Series may be required to limit reinvestment of capital on the disposition of its non-zero coupon securities and may be required to liquidate some or all of its non-zero coupon securities over time. The Series may be required to effect these liquidations at a time when it is otherwise disadvantageous to do so. If a Series realizes capital losses on dispositions of non-zero coupon securities that are not offset by capital gains on the disposition of other such securities, the Series may be required to liquidate a disproportionate amount of its zero coupon securities or borrow money, in an amount not exceeding 33-1/3% of the Series' total assets, to satisfy the distribution and redemption requirements described above. The liquidation of zero coupon securities and the expenses associated with borrowing money in these circumstances could render the Series unable to meet the Repayment Objective.



Investment Restrictions

	The Trust has adopted certain fundamental investment restrictions that may not be changed without approval of a majority of the Trust's outstanding voting securities. Included among those fundamental restrictions are the following:

	1. A Series will not purchase securities (other than U.S. government securities) of any issuer if, as a result of the purchase, more than 5% of the value of the Series' total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Series' total assets may be invested without regard to this 5% limitation.

	2. A Series will not purchase more than 10% of the voting securities of any one issuer, or more than 10% of the securities of any class of any one issuer, except that this limitation is not applicable to a Series' investments in U.S. government securities, and up to 25% of a Series' assets may be invested without regard to these 10% limitations.

	3. A Series will not borrow money, except that a Series may borrow from banks temporarily for emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the Series' total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the total assets of the Series, the Series will not make any additional investments.

	4. A Series will not lend money to other persons, except through purchasing debt obligations, lending portfolio securities and entering into repurchase agreements.

	5. A Series will invest no more than 25% of the value of its total assets in securities of issuers in any one industry, except that this restriction does not apply to investments in U.S. government securities.

	Certain other investment restrictions adopted by the Series are described in the Statement of Additional Information.

Portfolio Transactions and Turnover

	Securities transactions on behalf of the Series will be executed by a number of brokers and dealers, including Smith Barney and certain of its affiliated brokers, that are selected by SBMFM. The Series may use Smith Barney or a Smith Barney affiliated broker in connection with a purchase or sale of securities when SBMFM believes that the charge for the transaction does not exceed usual and customary levels. In selecting a broker, including Smith Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable SBMFM to supplement its own research and analysis with the views and information of other securities firms.

	The Trust cannot accurately predict any Series' portfolio turnover rate, but anticipates that its annual turnover will not exceed 50%.


MANAGEMENT OF THE TRUST

Board of Trustees

	Overall responsibility for management and supervision of the Trust and the Series rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons or companies that furnish services to the Trust and the Series, including agreements with its investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Series are delegated to the Series' investment adviser and administrator. The Statement of Additional Information contains general background information regarding each of the Trust's Trustees and the executive officers of each Series.

Investment Adviser--SBMFM

	SBMFM, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser. SBMFM (through its predecessors) has been in the investment counseling business since 1940. SBMFM renders investment advice to a wide variety of individual, institutional and investment company clients and has aggregate assets under management as of January 31, 1996, in excess of $74 billion.

	Subject to the supervision and direction of the Trust's Board of Trustees, SBMFM manages each Series' portfolio in accordance with the Series' stated investment objectives and policies, makes investment decisions for the Series, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Series.

Portfolio Management

	Harry D. Cohen, Managing Director of SBMFM, has served as Vice President and Investment Officer of Series 1998 since the Series' commencement of operations, and manages the day-to-day operations of Series 1998 including making all investment decisions.

	Richard Freeman, Managing Director of SBMFM, has served as Vice President and Investment Officer of Series 2000 since the Series' commencement of operations, and manages the day-to-day operations of Series 2000, including making all investment decisions.

	John G. Goode, President and Chief Executive Officer of Davis Skaggs Investment Management, a division of SBMFM, serves as Vice President of the Security and Growth Fund and manages its day-to-day operations, including making all investment decisions.

	Management's discussion and analysis, and additional performance information regarding each Series during the fiscal year ended November 30, 1995, are included in the Series' Annual Report dated November 30, 1995. A copy of each Series' Annual Report may be obtained upon request without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.





Administrator--SBMFM

	SBMFM also serves as the Trust's administrator and oversees all aspects of the Trust's administration. For administration services rendered to the Trust, the Trust pays SBMFM a fee at the annual rate of 0.20% of the value of the Trust's average daily net assets.


PURCHASE OF SHARES

	Shares of the Series are not currently being offered for sale to new investors, although each Series, upon at least 30 days' notice to shareholders, may commence a continuous offering if the Board of Trustees determines it to be in the best interests of that Series and its shareholders.


REDEMPTION OF SHARES

	The Trust is required to redeem shares of a Series tendered to it, as described below, at a redempiton price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value per share next determined.

	The Series normally transmit redemption proceeds for credit to the shareholder's account at Smith Barney or to a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") at no charge within three days after receipt of a redemption request. Generally, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds.

	A Series' shares may be redeemed in one of the following ways:

Redemption Through Smith Barney

	Redemption requests may be made through Smith Barney or an Introducing Broker. A shareholder desiring to redeem Series shares represented by certificates must present the certificates to Smith Barney or an Introducing Broker endorsed for transfer (or accompanied by an endorsed stock power), signed exactly as the shares are registered.

Redemption By Mail

	Shares may be redeemed by submitting a written request for redemption to:

	Smith Barney Principal Return Fund
	(specify the Series)
	c/o First Data Investor Services Group, Inc.
	P.O. Box 9134
	Boston, Massachusetts 02205-9134

	A written redemption request to the Trust's transfer agent must (a) state the number of shares to be redeemed, (b) identify the Series from which the shares are to be redeemed (c) identify the shareholder's account number and (d) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the Trust's transfer agent together with a redemption request. Any signature appearing on a redemption request, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or a member firm of a national securities exchange. The Trust's transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed to be properly received until the Trust's transfer agent receives all required documents in proper form.

Telephone Redemption and Exchange Program

	Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Series shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact FDISG at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee that will be provided by FDISG upon request.

	Redemptions. Redemption requests of up to $10,000 of the Series' shares may be made by eligible shareholders by calling FDISG at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or
(ii) for which certificates have been issued are not permitted under this program.

	A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Series reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

	Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling FDISG at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day on which the NYSE is open.

	Additional Information regarding Telephone Redemption and Exchange Program. Neither the Trust nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Trust and its agents will employ procedures designed to verify the indentity of caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Trust reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

	Although shares of the Series may be redeemed as described above, a shareholder who redeems prior to the Maturity Date may realize an amount that is less or greater than the entire amount of his or her investment. See "Investment Objectives and Management Policies."

	If the Trust 's Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders to make a redemption payment wholly in cash, a Series may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Series' net assets by distribution in kind of securities from a Series' portfolio in lieu of cash in conformity with SEC rules. Portfolio securities issued in a redemption in kind will be readily marketable, although a shareholder that receives a distribution in kind of securities may incur transaction costs in the disposition of those securities and could experience a loss on the securities between the time of such distribution and such disposition.

MINIMUM ACCOUNT SIZE

	The Trust reserves the right to involuntarily liquidate any shareholder's account in a Series if aggregate net asset value of the shares held in the Series' account is less than $500. (If a shareholder has more than one account in the Trust, each account must satisfy the minimum account size.) The Trust, however, will not redeem shares based solely on market reductions in net asset value. Before the Trust exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

VALUATION OF SHARES

	A Series' net asset value per share is determined as of the close of regular trading on the NYSE on each day the NYSE is open and is computed by dividing the value of the Series' net assets by the total number of its shares outstanding.

	Generally, the Series' investments are valued at market value or, in the absence of a market value, at fair value as determined by or under the direction of the Trust's Board of Trustees. Securities that are primarily traded on non-U.S. exchanges are generally valued at the preceding closing values of the securities on their respective exchanges, except that when an occurrence subsequent to the time that a non-U.S. security is valued is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. A security that is primarily traded on a U.S. or non-U.S. stock exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Unlisted non-U.S. securities are valued at the mean between the last available bid and offer price prior to the time of valuation. U.S. over-the-counter securities will be valued on the basis of the bid price at the close of business on each day. Any assets or liabilities initially expressed in terms of non-U.S. currencies will be converted into U.S. dollar values based on a formula prescribed by the Trust or, if the information required by the formula is unavailable, as determined in good faith by the Board of Trustees. Investments in U.S. government securities (other than short-term securities) are valued at the quoted bid price in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost (which involves valuing an investment at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the investment) when the Board of Trustees determines that amortized cost reflects fair value of the investment. In carrying out the Board's valuation policies, SBMFM may consult with an independent pricing service retained by the Trust. Further information regarding the Series' valuation policies is contained in the Statement of Additional Information.

EXCHANGE PRIVILEGE

	Except as otherwise noted below, shares of the Trust may be exchanged at the net asset value next determined for Class A shares in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Trust shares are subject to minimum investment requirements and to the other requirements of the fund into which exchanges are made and a sales charge differential may apply.

Fund Name

Growth Funds



Smith Barney Aggressive Growth Fund Inc.


Smith Barney Appreciation Fund Inc.


Smith Barney Fundamental Value Fund Inc.


Smith Barney Growth Opportunity Fund


Smith Barney Managed Growth Fund


Smith Barney Natural Resources Fund, Inc.
Smith Barney Special Equities Fund


Smith Barney Telecommunications Growth Fund


Growth and Income Funds



Smith Barney Convertible Fund


Smith Barney Funds, Inc. --Equity Income Portfolio


Smith Barney Growth and Income Fund


Smith Barney Premium Total Return Fund


Smith Barney Strategic Investors Fund


Smith Barney Utilities Fund


Taxable Fixed-Income Funds



Smith Barney Adjustable Rate Government Income Fund


Smith Barney Diversified Strategic Income Fund


Smith Barney Funds, Inc. -- Income Return Account Portfolio


Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities Portfolio


Smith Barney Funds, Inc. -- U.S. Government Securities Portfolio


Smith Barney Government Securities Fund


Smith Barney High Income Fund


Smith Barney Investment Grade Bond Fund


Smith Barney Managed Governments Fund Inc.

Tax-Exempt Funds



Smith Barney Arizona Municipals Fund Inc.



Smith Barney California Municipals Fund Inc
Smith Barney Intermediate Maturity California Municipals Fund


Smith Barney Intermediate Maturity New York Municipals Fund


Smith Barney Managed Municipals Fund Inc.


Smith Barney Massachusetts Municipals Fund


Smith Barney Muni Funds -- Florida Limited Term Portfolio


Smith Barney Muni Funds -- Florida Portfolio


Smith Barney Muni Funds -- Georgia Portfolio


Smith Barney Muni Funds - National Portfolio
Smith Barney Muni Funds -- Limited Term Portfolio


Smith Barney Muni Funds -- New York Portfolio


Smith Barney Muni Funds -- Ohio Portfolio


Smith Barney Muni Funds -- Pennsylvania Portfolio


Smith Barney New Jersey Municipals Fund Inc.


Smith Barney Oregon Municipals Fund


Smith Barney Tax-Exempt Income Fund


International Funds




Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
Smith Barney World Funds, Inc. -- European Portfolio


Smith Barney World Funds, Inc. -- Global Government Bond Portfolio


Smith Barney World Funds, Inc. -- International Balanced Portfolio


Smith Barney World Funds, Inc. -- International Equity Portfolio


Smith Barney World Funds, Inc. -- Pacific Portfolio


Smith Barney Concert Series, Inc.


              Smith Barney Concert Series, Inc. -- High Growth Portfolio Smith Barney Concert Series, Inc. -- Growth Portfolio
           Smith Barney Concert Series, Inc. --  Balanced Portfolio
           Smith Barney Concert Series, Inc. -- Conservative Portfolio Smith Barney Concert Series, Inc. -- Income Portfolio



Money Market Funds



Smith Barney Exchange Reserve Fund
Smith Barney Money Funds, Inc. -- Cash Portfolio


Smith Barney Money Funds, Inc. -- Government Portfolio


Smith Barney Money Funds, Inc. -- Retirement Portfolio


Smith Barney Muni Funds -- California Money Market Portfolio


Smith Barney Muni Funds -- New York Money Market Portfolio


Smith Barney Municipal Money Market Fund, Inc.



	Exchanges. Class A shares of the Smith Barney Mutual Funds sold without a sales charge or with a maximum sales charge of less than the maximum charged by other Smith Barney Mutual Funds will be subject to the appropriate "sales charge differential" upon the exchange of their shares for Class A shares of a fund sold with a higher sales charge. The "sales charge differential" is limited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For purposes of the exchange privilege, shares obtained through automatic reinvestment of dividends and capital gain distributions, are treated as having paid the same sales charges applicable to the shares on which the dividends were paid; however, if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

	Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares - Telephone Redemption and Exchange Program". Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Trust reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

A SHAREHOLDER WHO EXCHANGES SHARES PRIOR TO THE MATURITY DATE MAY REALIZE AN AMOUNT THAT IS LESS OR GREATER THAN THE ENTIRE AMOUNT OF HIS OR HER INVESTMENT. SEE "INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES." MOREOVER, BECAUSE EACH SERIES IS NOT ENGAGING IN A CONTINUOUS OFFERING OF SHARES, A SHAREHOLDER WHO EXCHANGES HIS OR HER SERIES SHARES WILL NOT BE ABLE TO EFFECT A FURTHER EXCHANGE BACK INTO THAT SERIES.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

	Dividends from net investment income of each Series and distributions of net realized capital gains of each Series, if any, will be distributed annually after the close of the fiscal year in which they are earned. Dividends and distributions will be reinvested automatically for each shareholder's account at net asset value in additional shares of a Series, unless the shareholder instructs the Series to pay all dividends and distributions in cash and to credit the amounts to his or her Smith Barney brokerage account.

A SHAREHOLDER WHO ELECTS TO RECEIVE DIVIDENDS AND DISTRIBUTIONS IN CASH MAY REALIZE AN AMOUNT THAT IS GREATER OR LESS THAN THE ENTIRE AMOUNT OF HIS OR HER INVESTMENT.


Taxes

	Each Series of the Trust has qualified and intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 as amended for Federal income tax purposes. The requirements for qualification may cause a Series to restrict the extent of its short-term trading. If a Series so qualifies, it will not be subject to Federal income tax on its net investment income and net realized capital gains that it distributes to shareholders, so long as it meets certain distribution requirements. See "Investment Objectives and Management Policies." In addition, each Series is subject to a nondeductible excise tax of 4% of the amount by which the Series fails to distribute specified percentages of its investment income and capital gains. The Series intend to pay dividends and distributions more frequently than stated above in order to avoid application of the excise tax, if the additional distributions are otherwise determined to be in the best interests of the Series' shareholders. Dividends declared by a Series in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month are deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by a Series not later than such December 31, provided that such dividend is actually paid by the Series during January of the following year.

	Dividends of each Series' net investment income and distributions of its short-term capital gains will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions of long-term capital gains will be taxable to shareholders as such, whether received in cash or reinvested, and regardless of how long a shareholder has held shares of the Series. In general, only dividends that represent the dividends received from U.S. corporations may, subject to certain limitations, qualify for the Federal dividends-received deduction for corporate shareholders.

	Statements as to the tax status of each shareholder's dividends and distributions will be mailed annually. These statements will set out the amount of each Series' dividends eligible for the dividends-received deduction for corporate shareholders. Furthermore, shareholders will receive, as appropriate, various written notices after the close of the Series' taxable year regarding the tax status of certain dividends and distributions that were paid (or that are treated as having been paid) by the Series to its shareholders during the preceding taxable year, including the amount of dividends that represent interest derived from U.S. government securities.

	Shareholders should consult their own tax advisors as to the state and local tax consequences of investing in a Series and should be aware that some jurisdictions may not treat income derived from a Series' holdings of U.S. government securities as exempt from state and local income taxes.





THE SERIES' PERFORMANCE

	From time to time, the Trust may advertise each Series' "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in a Series from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Series' shares and assume that any income dividends and/or capital gains distributions made by a Series during the period were reinvested in shares of the Series. Figures will be given for the recent one-, and five-year periods, or for the life of the Series to the extent that it has not been in existence for any such periods, and may be given for other periods as well, such as on a year-by-year basis. When considering average annual total return figures for periods longer than one year, it is important to note that the Series' average annual total return for any one year in the period might have been greater or less than the average for the entire period. A Series also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in a Series for the specific period (again reflecting changes in the Series' share prices and assuming reinvestment of dividends and distributions). Aggregate total return may be calculated either with or without the effect of the maximum 5.00% sales charge and may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions).

	In reports or other communications to shareholders or in advertising material, the Trust may compare the Series' performance with the Standard & Poor's Daily Price Index of 500 Common Stocks, the Russell 2000 Index, the Dow Jones Industrial Average, the Value-Line Composite Geometric Index or with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., with studies prepared by independent organizations such as Ibbotson Associates or Wilshire Associates Incorporated, or similar independent services which monitor the performance of mutual funds or other industry or financial publications such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Investors Daily, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal, or USA Today. Any given performance comparison should not be considered as representative of the Series' performance for any future period. The Statement of Additional Information contains a description of the methods used to determine total return. Shareholders may make inquiries regarding the Series, including total return figures, to their Smith Barney Financial Consultant.

CUSTODIAN AND TRANSFER AGENT

	PNC Bank, is located at 17th and Chestnut Streets, Philadelphia. PA 19103, and serves as custodian of the Trust's investments.

	FDISG serves as the Trust's transfer agent and is located at Exchange Place, Boston, Massachusetts, 02109.




DISTRIBUTOR

Distributor and Shareholder Servicing Agent--Smith Barney

	Smith Barney, which serves as the Trust's distributor and shareholder servicing agent for each Series, is located at 388 Greenwich Street, New York, New York 10013. Smith Barney is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged through its subsidiaries principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services & Casualty Insurance Services. Pursuant to a Shareholder Services Plan (the "Plan") adopted with respect to the Series' by vote of a majority of the Trust's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or any agreement relating to it, as well as by the Series' sole shareholder prior to the Series' initial public offering, Smith Barney, as shareholder servicing agent, is paid an annual fee by the respective Series. The annual fee will be calculated at the annual rate of .25% of the value of the average daily net assets of the respective Series and is used by Smith
Barney to cover payments to Smith Barney Financial Consultants and other persons who provide support services to shareholders of the Series, including, but not limited to, office space and equipment, telephone facilities, responding to routine inquiries regarding the Series and its operations, processing shareholder transactions, forwarding and collecting proxy materials, dividend payment elections and providing any other shareholder services not otherwise provided by the Trust's transfer agent. The Board of Trustees evaluates the appropriateness of the Plan and its payment terms on a continuing basis and in doing so considers all relevant factors, including the nature, extent and quality of services generally provided to shareholders.


ADDITIONAL INFORMATION

	The Trust was organized on October 18, 1988 under the laws of the Commonwealth of Massachusetts and is an entity commonly known as a "Massachusetts business trust." The Trust offers shares of beneficial interest of each Series having a $.001 per share par value. When matters 0are submitted for shareholder vote, shareholders of each Series will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held. Generally shares of the Trust vote by individual Series on all matters except (a) matters affecting only the interests of one or more of the Series, in which case only shares of the affected Series would be entitled to vote or (b) when the 1940 Act requires that shares of the Series be voted in the aggregate. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares and the Trust will assist shareholders in calling such a meeting as required by the 1940 Act.




	The Trust sends its shareholders a semi-annual report and an audited annual report, each of which includes a listing of the investment securities held by the Series at the end of the period covered. In an effort to reduce each Series' printing and mailing costs, each Series plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, each Series also plans to consolidate the mailing of its Prospectus so that a shareholder having multiple accounts will receive a single Prospectus annually. Any shareholder who does not want this consolidation to apply to his or her account should contact his or her Financial Consultant or the Trust's transfer agent. Shareholders may make inquiries regarding the Trust to any Smith Barney Financial Consultant.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE TRUST'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE TRUST'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, THE OFFER MAY NOT LAWFULLY BE MADE.




g\funds\prtf\1996\secdocs\pros1.doc




SMITH BARNEY PRINCIPAL RETURN FUND

388 Greenwich Street
New York, New York  10013
(212) 723-9218

Statement of Additional Information
March 29, 1996



	This Statement of Additional Information supplements the information contained in the current Prospectus dated March 29, 1996, as amended or supplemented from time to time, of the Zeros and Appreciation Series 1998 ("Series 1998"), Zeros Plus Emerging Growth Series 2000 ("Series 2000"), and the Security and Growth Fund (collectively the "Series"), of Smith Barney Principal Return Fund (the "Trust"), and should be read in conjunction with that Prospectus. The Prospectus may be obtained from any Smith Barney Financial Consultant or by writing or calling the Trust at the address or telephone number set forth above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

------------------------------------------------------------------

CONTENTS

	For ease of reference, the same section headings are used in both the Prospectus and the Statement of Additional Information, except where noted below.

Management of the Trust	2
Investment Objectives and Management Policies	6
Redemption of Shares	14
Valuation of Shares	14
Exchange Privilege	14
Determination of Performance	15
  (See in the Prospectus "The Series' Performance")
Taxes
	16
  (See in the Prospectus "Dividends, Distributions and Taxes")
Distributor
	18
Custodian and Transfer Agent (See in the Prospectus "Additional Information")
	19
Organization of the Trust	19
Financial Statements	20



MANAGEMENT OF THE TRUST

	The executive officers of the Trust are employees of certain of the organizations that provide services to the Series. These organizations are as follows:


			  Name	      Service
	Smith Barney Inc.("Smith Barney ")	Distributor
	Smith Barney Mutual Funds Management Inc.	Investment Adviser
and
	("SBMFM")	Administrator
	PNC Bank, National Association
	("PNC")	Custodian
	First Data Investor Services Group, Inc.("FDISG")	Transfer Agent

	These organizations and the functions that they perform for the Series are discussed in the Prospectus and in this Statement of Additional Information.

Trustees and Executive Officers of the Trust

	The names of the Trustees and executive officers of the Trust, together with information as to their principal business occupations for the past five years, are set forth below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended (the
"1940 Act"), is indicated by an asterisk.

Trustees

Paul R. Ades, Trustee (Age 55). Partner in the law firm of Murov & Ades. His address is 272 South Wellwood Avenue, P.O. Box 504, Lindenhurst, New York 11757.

Herbert Barg, Trustee (Age 72). Private investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

Alger B. Chapman (Age 64). Chairman and Chief Executive Officer of the Chicago Board of Options Exchange.

Dwight B. Crane (Age 58).  Professor, Graduate School of Business
Administration, Harvard University; Business Consultant. His address is Graduate School of Business Administration, Harvard University, Boston, Massachusetts 02163

Frank Hubbard, Trustee (Age 60). Vice President, of S & S Industries; Former Corporate Vice President, Materials Management and Marketing Services of Huls American, Inc.

Allan R. Johnson, Trustee Emeritus (Age 79). Retired; Former Chairman, Retail Division of BATUS, Inc., and Chairman and Chief Executive Officer of Saks Fifth Avenue, Inc. His address is 2 Sutton Place South, New York, New York 10022.

*  Heath B. McLendon, Chairman of the Board and Investment Officer (Age
62). Managing Director of Smith Barney, Chairman of Smith Barney Strategy Advisers Inc; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc. ("Shearson Lehman Brothers"); Vice Chairman of Shearson Asset Management, a Director of PanAgora Asset Management, Inc. and PanAgora Asset Management Limited. His address is 388 Greenwich Street, New York, New York 10013.

Jerome Miller, Trustee (Age 58). Retired; Former President, Asset Management Group of Shearson Lehman Brothers. His address is 27 Hemlock Road, Manhasset, New York 11030.

Ken Miller, Trustee (Age 54). President of Young Stuff Apparel Group, Inc. His address is 1407 Broadway, 6th Floor, New York, New York 10018.

John F. White, Trustee (Age 78). President Emeritus of The Cooper Union for the Advancement of Science and Art; Special Assistant to the President of the Aspen Institute. His address is 97 Sunset Drive, Apt 402, Sarasota, Florida 34236.

Jessica M. Bibliowicz, President (Age 36). Executive Vice President of Smith Barney; prior to 1994, Director of Sales and Marketing for Prudential Mutual Funds; prior to 1990, First Vice President of Asset Management Division of Shearson Lehman Brothers. Ms. Bibliowicz also serves as President of 39 other mutual funds of the Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

Harry D. Cohen, Vice President and Investment Officer (Age 55).
President and Director of Smith Barney Investment Advisors, a division of SBMFM; Executive Vice President of Smith Barney; prior to July 1993, President of Asset Management Division of Shearson Lehman Brothers. Mr. Cohen also serves as Vice President and Investment Officer of 5 other mutual funds of the Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Richard A. Freeman, Vice President and Investment Officer (Age 42). Managing Director of Smith Barney Investment Advisors, a division of SBMFM; prior to July 1993, First Executive Vice President of Shearson Asset Management; prior to July 1993, Executive Vice President of Shearson Asset Management. Mr. Freeman also serves as Vice President and Investment Officer of one other mutual fund of the Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

John G. Goode, President and Chief Executive Officer of Davis Skaggs Investment Management, a division of the SBMFM, serves as Vice President of the Security and Growth Fund and manages its day-to-day operations, including making all investment decisions. Mr Goode also serves as Vice President and Investment Officer of one other mutual fund of the Smith Barney Mutual Funds. His address is 1 Sansome St, Suite 3850 San Francisco, California 94104.

Lewis E. Daidone, Senior Vice President and Treasurer (Age 38). Managing Director of Smith Barney; Director and Senior Vice President of SBMFM. Mr. Daidone also serves as Senior Vice President and Treasurer of 41 other mutual funds of the Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (Age 45). Managing Director of Smith Barney; General Counsel and Secretary of SBMFM. Ms. Sydor also serves as Secretary of 41 other mutual funds of the Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

	Each Trustee also serves as a trustee, general partner and/or director of other mutual funds for which Smith Barney serves as distributor. As of February 28, 1996, Trustees and officers of the Series, as a group, owned less than 1% of the outstanding shares of beneficial interest of each Series.

	No director, officer or employee of Smith Barney or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee. The Trust pays each Trustee who is not a director, officer or employee of Smith Barney or any of its affiliates a fee of $4,000 per annum plus $500 per meeting attended and reimburses them for travel and out-of-pocket expenses. For the fiscal year ended November 30, 1995, such fees and expenses for the Trust totaled $30,925.

	For the calendar year ended December 31, 1995, the Trustees of the Trust were paid the following compensation:


Trustee (*)
Aggregate Compensation
from the Fund
Aggregate Compensation
from
the Smith Barney Mutual
Funds

Paul R. Ades (7)
4,100
 40,250

Herbert Barg (20)
4,100
 81,100

Alger B. Chapman (9)
   3,000
 66,850

Dwight B. Crane (26)
 3,100
119,500

Frank G. Hubbard (7)
   3,100
 40,250

Allan R. Johnson (7)**
 3,350
 29,375

Heath B. McLendon (41)
  ---
   ---

Jerome Miller (2)
1,975
 3,125

Ken Miller (7)
4,100
40,250

John F. White (7)
4,100
40,250


*	Indicates number of funds within the Smith Barney Mutual Fund complex for which each Trustee
serves as Trustee/Director.
**	Mr. Johnson retired on January 1, 1996.  He is Trustee Emeritus.

Investment Adviser and Administrator - SBMFM

	SBMFM serves as the Series' investment adviser under the terms of a written agreement for each Series (the "Advisory Agreements"). SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"), which is in turn a wholly owned subsidiary of Travelers Group Inc. ("Travelers"). The Advisory Agreements for all Series were last approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust or Smith Barney on July 27, 1995. Certain of the services provided to, and fees paid by, the Series under the Advisory and Administration Agreements are described in the Prospectus under "Management of the Trust." SBMFM pays the salaries of all officers and employees who are employed by both it and the Trust and maintains office facilities for the Trust. SBMFM bears all expenses in connection with the performance of its services under the Advisory Agreements.

	As compensation for investment advisory services rendered, Series 1998, Series 2000 and the Security and Growth Fund pay SBMFM a fee computed daily and paid monthly at the annual rates of 0.30%, 0.40% and 0.50%, respectively, of the value of their average daily net assets.

	SBMFM also serves as the administrator of Series 1998, Series 2000 and the Security and Growth Fund pursuant to a written agreement for each Series (the "Administration Agreements"). The Administration Agreements were most recently approved for all Series by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Series or Smith Barney, on July 27, 1995. The services provided by SBMFM under the Administration Agreements are described in the Prospectus under "Management of the Trust." SBMFM pays the salaries of all officers and employees who are employed by both it and the Trust, maintains office facilities for the Trust and bears all expenses in connection with the performance of its services. Prior to April 21, 1994, Boston Advisors served as the Trust's administrator.

	As compensation for administrative services rendered to Series 1998, Series 2000 and the Security and Growth Fund, SBMFM receives a fee computed daily and paid monthly at the annual rate of 0.20% of the value of each Series' average daily net assets.

	For the fiscal years ended November 30, 1995, 1994 and 1993, the Series paid investment advisory and/or administration fees to SBMFM as follows:


Series 1998*
Series 2000**
Security and Growth
Fund***

Fiscal Year Ended
Fiscal Year Ended
Fiscal Year Ended


1995
1994
1993

1995
1994
1993

1995


Advisory Fee
$298,
009
$350,
773
$461,
542

$300,0
15
$333,22
0
$436,
813

$1,074,991

Administratio
n Fees
$198,
673
$233,
848
$307,
695

$150,0
07
$166,61
0
$218,
406

N/A


*	Series 1998 commenced operations on January 25, 1991.
**	Series 2000 commenced operations on August 30, 1991.
***	Security and Growth commenced operations on March 30, 1995

	The Trust bears expenses incurred in its operation, including taxes, interest, brokerage fees and commissions, if any; fees of Trustees who are not officers, directors, shareholders or employees of Smith Barney; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; investor services (including allocated telephone and personnel expenses); and costs of preparation and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; cost of shareholders' reports and shareholder meetings and meetings of the officers or Board of Trustees of the Trust.

	SBMFM has agreed that if in any fiscal year the aggregate expenses of a Series (including fees payable pursuant to the Advisory Agreements, but excluding interest, taxes, brokerage and extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Series, SBMFM will reduce its fees from the Series by the proportion of the excess expense equal to the proportion that their respective fees bear to the aggregate of fees paid by the Series for investment advice and administration, to the extent required by state law. A fee reduction, if any, will be estimated and reconciled on a monthly basis. No such fee reductions were required for the 1994, 1993 and 1992 fiscal years.

Counsel and Auditors

	Willkie Farr & Gallagher serves as counsel to the Trust. Stroock & Stroock & Lavan serves as counsel to the Trustees who are not "interested persons" of the Trust.

	KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Fund's independent auditor to examine and report on the Fund's financial statements and highlights for the fiscal year ending November 30, 1995.


INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

	The Prospectus discusses the investment objectives of each Series and the policies to be employed to achieve those objectives. Set forth below is supplemental information concerning certain of the securities and other instruments in which the Series may invest, the investment policies and portfolio strategies that the Series may utilize and certain risks involved with those investments, policies and strategies.

Zero Coupon Securities

	There are currently two basic types of zero coupon securities, those created by separating the interest and principal components of a previously issued interest-paying security and those originally issued in the form of a face value only security paying no interest. Zero coupon securities of the United States government and certain of its agencies and instrumentalities and of private corporate issuers are currently available, although the Series will purchase only those that represent direct obligations of the United States government.

	Zero coupon securities of the United States government that are currently available are called Separate Trading of Registered Interest and Principal of Securities ("STRIPS") or Coupon Under Book-Entry Safekeeping ("CUBES"). STRIPS and CUBES are issued under programs introduced by the United States Treasury and are direct obligations of the United States government. The United States government does not issue zero coupon securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market stripping of selected treasury notes and bonds into individual interest and principal components. Under the program, the United States Treasury continues to sell its notes and bonds through its customary auction process. However, a purchaser of those notes and bonds who has access to a book-entry account at a Federal Reserve Bank (the "Federal Reserve") may separate the specified treasury notes and bonds into individual interest and principal components.
The selected treasury securities may thereafter be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments. The Federal Reserve does not charge a fee for this service; however, the book-entry transfer of interest or principal components is subject to the same fee schedule generally applicable to the transfer of treasury securities.

	Under the program, in order for a book-entry treasury security to be separated into its component parts, the face amount of the security must be an amount which, based on the stated interest rate of the security, will produce a semi-annual interest payment of $1,000 or a multiple of $1,000. Once a book-entry security has been separated, each interest and principal component may be maintained and transferred in multiples of $1,000 regardless of the face value initially required for separation of the resulting amount required for each interest payment.

	CUBES, like STRIPS, are direct obligations of the United States government. CUBES are coupons that have previously been physically stripped from treasury notes and bonds, but which were deposited with the Federal Reserve and are now carried and transferable in book-entry form only. Only stripped treasury coupons maturing on or after January 15, 1988, that were stripped prior to January 5, 1987, were eligible for conversion to book-entry form under the CUBES program. Investment banks may also strip treasury securities and sell them under proprietary names. These securities may not be as liquid as STRIPS and CUBES and the Series have no present intention of investing in these instruments.

	STRIPS and CUBES are purchased at a discount from $1,000. Absent a default by the United States government, a purchaser will receive face value for each of the STRIPS and CUBES provided that the STRIPS and CUBES are held to their due date. While STRIPS and CUBES can be purchased on any business day, they all currently come due on February 15, May 15, August 15 or November 15 in any given year.

Money Market Instruments

	As noted in the Prospectus, each Series may hold at any time up to 10% of the value of its assets in cash and money market instruments. In addition, when SBMFM believes that opportunities for capital appreciation do not appear attractive, each Series may, notwithstanding its investment objective, take a temporary defensive posture with respect to its equity securities and invest without limitation in cash and money market instruments. Among the money market instruments in which the Series may invest are obligations of the United States government and its agencies and instrumentalities ("U.S.
government securities"); certain bank obligations; commercial paper; and repurchase agreements involving U.S. government securities.

	U. S. government securities. U.S. government securities include debt obligations of varying maturities issued or guaranteed by the United States government or its agencies or instrumentalities. Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance.

	U.S government securities include not only direct obligations of the United States Treasury, but also securities issued or guaranteed by the Federal Housing Administration, Federal Financing Bank, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, Resolution Trust Corporation, District of Columbia Armory Board, Student Loan Marketing Association and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing a reorganization since 1987). Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, the Series will invest in obligations issued by such an instrumentality only if SBMFM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Series.

	Repurchase Agreements. Each Series may enter into repurchase agreements with certain banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. A repurchase agreement is a contract under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed upon price on an agreed upon date. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including possible delays or restrictions on a Series' ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Series seeks to assert its rights to them, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement.
In evaluating these potential risks, SBMFM, acting under the supervision of the Board of Trustees, and on an ongoing basis, monitors (a) the value of the collateral underlying each repurchase agreement to ensure that the value is at least equal to the total amount of the purchase obligation, including interest, and (b) the creditworthiness of the banks and dealers with which the Series enters into repurchase agreements.

Warrants (Series 2000 and Security and Growth Fund)

	Because a warrant does not carry with it the right to dividends or voting rights with respect to securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised by its expiration date.

Convertible Securities

	Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

	As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

	Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Preferred Stock

	Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stock normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Lending Portfolio Securities

	Although the Series are authorized to lend their securities to brokers, dealers and other financial organizations, they will not lend securities to their distributor, Smith Barney, or its affiliates unless the Series apply for and receive specific authority to do so from the SEC. These loans, if and when made, may not exceed 33-1/3% of a Series' assets taken at value. The Series' loans of securities will be collateralized by cash, letters of credit or U.S government securities that will be maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, a Series may pay a part of the interest earned from the investment of collateral received for securities loaned to: (a) the borrower and/or (b) a third party that is unaffiliated with that Series and that is acting as a "finder."

	By lending its securities, a Series can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever a Series' portfolio securities are loaned: (a) the Series must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Series must be able to terminate the loan at any time; (d) the Series must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Series may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment in the loaned securities occurs, the Board of Trustees must terminate the loan and regain the Series' right to vote the securities.

Investment Restrictions

	The investment restrictions recited in the Prospectus and those numbered 1 through 8 below have been adopted by the Trust as fundamental policies.
Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Series, as defined in the 1940 Act. "Majority" means the lesser of (a) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Series are present or represented by proxy, or (b) more than 50% of the outstanding shares. Investment restrictions 9 through 19 may be changed by vote of a majority of the Board of Trustees at any time.

	Under the investment restrictions adopted by the Series:

	1.	A Series will not purchase securities (other than U. S. government securities) of any issuer if, as a result of the purchase, more than 5% of the value of a Series' total assets would be invested in the securities of that issuer, except that up to 25% of the value of a Series' total assets may be invested without regard to this 5% limitation.

	2.	A Series will not purchase more than 10% of the voting securities of any one issuer, or more than 10% of the securities of any class of any one issuer, except that this limitation is not applicable to a Series' investments in U. S. government securities, and up to 25% of a Series' assets may be invested without regard to these 10% limitations.

	3.	A Series will not borrow money, except that a Series may borrow from banks temporarily for emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of a Series' total assets (including the amount borrowed) at the time the borrowing is made.
Whenever borrowings exceed 5% of the value of the total assets of a Series, a
Series will not make any additional investments.

	4.	A Series will not lend money to other persons, except through purchasing debt obligations, lending portfolio securities and entering into repurchase agreements.

	5.	A Series will invest no more than 25% of the value of its total assets in securities of issuers in any one industry, except that this restriction does not apply to investments in U. S. government securities.

	6.	A Series will not underwrite the securities of other issuers, except insofar as a Series may be deemed to be an underwriter under the Securities
Act of 1933, as amended (the "1933 Act"), in disposing of its portfolio securities.

	7.	A Series will not purchase or sell real estate, interests in real estate limited partnerships or interests in real estate, except that a Series may purchase and sell securities that are secured by real estate and may purchase securities issued by companies that invest or deal in real estate.

	8.	A Series will not purchase or sell commodities or commodities futures contracts.

	9.	A Series will not sell securities short.

	10.	A Series will not purchase securities on margin, except that a
Series may obtain any short-term credits necessary for the clearance of purchases and sales of securities.

	11.	A Series will not pledge, hypothecate, mortgage or encumber in any other way more than 10% of its assets.

	12.	A Series will not invest in oil, gas, mineral leases or other mineral exploration or development programs, except that a Series may invest in the securities of companies that invest in or sponsor those programs.

	13.	A Series will not invest in securities of other investment companies registered or required to be registered under the 1940 Act, except as the securities may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or an offer of exchange.  This restriction does not apply to investments in closed-end, publicly traded investment companies.

	14.	A Series will not write or sell put options, call options, straddles or combinations of those options, except that the Security and Growth Fund may, for hedging purposes only, (i) write call options and purchase put options on broad-based domestic stock indexes and enter into closing transactions with respect to such options; and (ii) write or purchase options on futures contracts.

	15.	A Series will not purchase any security, except U.S. government securities, if as a result of the purchase, the Series would then have more than 5% of its total assets invested in securities of companies (including predecessor companies) that have been in continuous operation for fewer than three years. (For purposes of this limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets which may have less than three years of continuous operation or relevant business experience.)

	16.	A Series will not make investments for the purpose of exercising control or management of any other issuer.

	17.	A Series will not purchase or retain securities of any company, if to the knowledge of the Trust, any of the Trust's officers or Trustees, or any officer or director of SBMFM, individually owns more than 0.5% of the outstanding securities of the company and together they own beneficially more than 5% of the securities.

	18.	A Series will not invest in warrants, if as a result, more than 2%
of the value of a Series' net assets would be invested in warrants that are not listed on a recognized United States stock exchange, or more than 5% of a Series' net assets would be invested in warrants regardless of whether they are listed on such an exchange.

	19.	A Series will not invest in time deposits maturing in more than seven days, enter into repurchase agreements having a duration of more than seven days, purchase securities that may not be sold without first being registered under the 1933 Act, as amended ("restricted securities"), or purchase instruments lacking readily available market quotations ("illiquid instruments"), if as a result of the purchase a Series' aggregate holdings of time deposits maturing in more than seven days, repurchase agreements having a duration of more than seven days, restricted securities and illiquid instruments exceed 10% of a Series' net assets.

	The Trust may make commitments more restrictive than the restrictions listed above so as to permit the sale of its shares in certain states. Should the Trust determine that any commitment is no longer in the best interests of the Trust and its shareholders, the Trust will revoke the commitment by terminating the sale of shares in the relevant state. The percentage limitations set forth above apply at the time of purchase of securities.


Portfolio Turnover

	The Series intend not to seek profits through short-term trading of their securities. Nevertheless, a Series will not consider portfolio turnover rate a limiting factor in making investment decisions. The Series cannot accurately predict their portfolio turnover rate, but anticipate that their annual turnover rates will not exceed 50%. The turnover rates would be 100% if all of a Series' securities that are included in the computation of turnover were replaced once during a period of one year. The Series' turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less on the date of acquisition are excluded from the calculation. For the fiscal years ended November 30, 1995 and 1994, and the Series' portfolio turnover rates were as follows:

						1995		1994
	Series 1998			13%		10%
	Series 2000			  6% 	  	  1%
	Security and Growth Fund	26%                 --

Portfolio Transactions

	Decisions to buy and sell securities for the Series are made by SBMFM, subject to the overall review of the Trust's Board of Trustees. Although investment decisions for a Series are made independently from those of the other accounts managed by SBMFM, investments of the type made by a Series also may be made by those accounts. When a Series and one or more other accounts managed by SBMFM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by SBMFM to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Series or the size of the position obtained or disposed of by the Series.

	Transactions on United States stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. No stated commission is generally applicable to securities traded in over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government securities are generally purchased from underwriters or dealers, although certain newly issued U.S government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality. The following table sets forth certain information regarding the Series' payment of brokerage commissions:

					Fiscal Year Ended	Series		Series
	Security and Growth
					November 30,		1998		2000		Fund

Total Brokerage Commissions	1993		$82,248	$30,396
						1994		$45,657	$         0
						1995		$37,974	$  5,760
	$475,496
Commissions Paid to
Smith Barney and/or			1993		$  6,510	$  8,880	$
9,636
Smith Barney Shearson		1994		$  2,370	$  2,130	           0
						1995                      420	           0
0
% of Total Brokerage
Commissions paid to Smith
Barney					1995		1.1%		0%		0%

% of Total Transactions involving
Commissions paid to Smith
Barney					1995		0%		1.00%		0%


	SBMFM seeks the best overall terms available in selecting brokers or dealers to execute transactions on behalf of the Series. In assessing the best overall terms available for any transaction, SBMFM will consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, SBMFM is authorized in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Series and/or other accounts over which SBMFM or its affiliates exercise investment discretion. The fees under the Series' Advisory Agreements are not reduced by reason of SBMFM receiving brokerage and research services. The Trust's Board of Trustees will periodically review the commissions paid by the Series to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Series.

	In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 under the 1940 Act, the Trust's Board of Trustees has determined that transactions for the Series may be executed through Smith Barney and other affiliated broker-dealers if, in the judgment of SBMFM, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in the transaction, the affiliated broker-dealer charges the Series a rate consistent with that charged to comparable unaffiliated customers in similar transactions. In addition, under the rules recently adopted by the SEC, Smith Barney may directly execute such transactions for the Series on the floor of any national securities exchange, provided: (a) the Board of Trustees has expressly authorized Smith Barney to effect such transactions; and (b) Smith Barney annually advises the Series of the aggregate compensation it earned on such transactions.


REDEMPTION OF SHARES

	The right of redemption may be suspended or the date of payment postponed
(a) for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in markets the Series normally utilizes is restricted, or an emergency as determined by the SEC exists, so that disposal of the Series' investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Series' shareholders.

VALUATION OF SHARES

	The Series' net asset value is calculated on each day, Monday through Friday, except on days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. On those days, securities held by the Series may nevertheless be actively traded, and the value of the Series' shares could be significantly affected.

EXCHANGE PRIVILEGE

	Except as noted below, shareholders of any fund of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other funds of the Smith Barney Mutual Funds to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

A.	Class A shares of any fund may be exchanged for Class A shares of any of the other funds, and the sales charge differential, if any, will be applied. Class A shares of any fund may be exchanged without a sales charge for shares of the funds that are offered without a sales charge. Class A shares of any fund purchased without a sales charge may be exchanged for shares sold with a sales charge, and the appropriate sales charge will be applied.

B.	Class A shares of any fund acquired by a previous exchange of shares purchased with a sales charge may be exchanged for Class A shares of any of the other funds, and the sales charge differential, if any, will be applied.

	A shareholder who has redeemed shares of any of the Series, through the exchange privilege or otherwise, will not be able to purchase new shares of any Series'.

	The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be legally sold. Prior to any exchange, the investor should obtain and review a copy of the then current prospectus of each fund into which an exchange is being made. Prospectuses may be obtained from a Smith Barney Financial Consultant.

	Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired with such shares being subject to any applicable contingent deferred sales charge. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.


DETERMINATION OF PERFORMANCE

	From time to time, the Trust may quote a Series' performance in terms of its total return in reports or other communications to shareholders. The Series' performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses.

Average Total Return

	The Series' "average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1 + T)n = ERV

	Where:

		P     =	a hypothetical initial payment of $1,000

		T     =	average annual total return
		n      =	number of years
ERV=	Ending Redeemable Value of a hypothetical $1,000 investment
made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions


	The Series' average annual total returns were as follows for the periods indicated:
									Per Annum for Period
					One Year		Five Year	from Commencement of
					Period Ended	Period Ended	Operations through
		Name of Series		  11/30/95  	  11/30/95
	        11/30/95

		Series 1998 (1)		   13.90%	  	   N/A		            8.80%
		Series 2000 (2)		   16.06%	   	   N/A		            9.25%
		Security & Growth Fund (3)	      N/A		   N/A		            8.19%
______________________________
(1) Series 1998 commenced operations on January 25, 1991.
(2) Series 2000 commenced operations on August 30, 1991.
(3) Security & Growth Fund commenced operations on March 30, 1995.
These total return figures assume that the maximum sales charge has been included in the investment at the time of purchase.




Aggregate Total Return

	The Series' aggregate total return figures shown below represent the cumulative change in the value of an investment in a Series for the specified period and are computed by the following formula:

ERV-P
P

	Where:	P       = a hypothetical initial payment of $10,000.
			ERV  = Ending Redeemable Value of a hypothetical
				   $10,000 investment made at the beginning of the
   1-, 5- or 10-year period at the end of
   the 1-, 5- or 10 year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

	The Series' aggregate total returns were as follows for the periods indicated:



Name of
Series

One Year
Period
Ended
11/30/95
*

Five
Year
Period
Ended
11/30/95
*
Period From
Commencement
of Operations
through
11/30/95*

One Year
Period
Ended
11/30/95
**

Five
Year
Period
Ended
11/30/95
**
Period From
Commencement
of Operations
through
11/30/94**


Series 1998
(1)


19.93%


N/A

58.47%

13.90%

N/A
50.55%


Series 2000
(2)

22.17%

N/A

53.40%

16.06%

N/A

45.73%

Security &
Growth Fund
(3)

N/A

N/A

12.70%

N/A

8.19%



 *	Figures do not include the effect of the maximum sales charge.
**	Figures include the effect of the maximum sales charge.
(1)	Series 1998 commenced operations on January 25, 1991.
(2)	Series 2000 commenced operations on August 30, 1991.
(3)	Security & Growth Fund commenced operations on March 30, 1995.

	A Series' performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Series' performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Series with certain bank deposits or other investments that pay a fixed yield for a stated period of time.
Investors comparing the Series' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

TAXES

	The following is a summary of certain Federal income tax considerations that may affect the Trust and its shareholders. The summary is not intended as a substitute for individual tax planning, and investors are urged to consult their own tax advisors as to the Federal, state and local income tax consequences of an investment in a Series.



Tax Status of the Trust and its Shareholders

	Each of the Series has qualified and intends to continue to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Series must meet certain requirements set forth in the Code. Each Series is required to earn at least 90% of its gross income from (a) interest, (b) dividends, (c) payments with respect to securities loans, (d) gains from the sale or other disposition of stock or securities and (e) other income derived with respect to the Series' business of investing in stock or securities.
Each Series also must earn less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months. Legislation currently pending before the U.S. Congress would repeal the requirement that a regulated investment company must derive less than 30% of its gross income from the sale or other disposition of assets described above that are held for less than three months. However, it is impossible to predict whether this legislation will become law and, if it is so enacted, what form it will eventually take.

	Dividends of net investment income and distributions of net realized short-term capital gains will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares of the Series. Distributions of long-term capital gains will be taxable to shareholders as long-term gain, whether paid in cash or reinvested in additional shares, and regardless of the length of time that the shareholder has held his or her shares of the Series.

	Dividends of investment income (but not distributions of capital gain) from the Series generally will qualify for the Federal dividends-received deduction for corporate shareholders to the extent that the dividends do not exceed the aggregate amount of dividends received by the Series from domestic corporations. If securities held by the Series are considered to be "debt-financed" (generally, acquired with borrowed funds) or are held by the Series for less than 46 days (91 days in the case of certain preferred stock), the portion of the dividends paid by the Series that corresponds to the dividends paid with respect to the debt-financed securities or securities that have not been held for the requisite period will not be eligible for the corporate dividends-received deduction.

	Foreign countries may impose withholding and other taxes on dividends and interest paid to a Series with respect to investments in foreign securities. Certain foreign countries, however, have entered into tax conventions with the United States to reduce or eliminate such taxes.

	If a Series is the holder of record of any stock on the record date for any dividends payable with respect to the stock, the dividends are included in the Series' gross income not as of the date received but as of the later of
(a) the date on which the stock became ex-dividend with respect to the dividends (that is the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date on which the Series acquired the stock.

	Capital Gains. In general, a shareholder who redeems or exchanges his or her Series shares will recognize long-term capital gain or loss if the shares have been held for more than one year, and will recognize short-term capital gain or loss if the shares have been held for one year or less. If a shareholder receives a distribution taxable as long-term capital gain with respect to shares of a Series and redeems or exchanges the shares before he or she has held them for more than six months, however, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

	Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to (a) dividends and distributions and (b) the proceeds of any redemptions of a Series' shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

Taxation of the Series' Investments

	Zero Coupon Securities. The Series will invest in zero coupon securities having an original issue discount (that is, the discount represented by the excess of the stated redemption price at maturity over the issue price). Each year, the Series will be required to accrue as income a portion of this original issue discount even though the Series will receive no cash payment of interest with respect to these securities. In addition, if the Series acquires a security at a discount that resulted from fluctuations in prevailing interest rates ("market discount"), the Series may elect to include in income each year a portion of this market discount.

	The Series will be required to distribute substantially all of its income (including accrued original issue and market discount) in order to qualify for "pass-through" Federal income tax treatment and also in order to avoid the imposition of the 4% excise tax described in the Prospectus. Therefore, a Series may be required in some years to distribute an amount greater than the total cash income the Series actually receives. In order to make the required distribution in such a year, a Series may be required to borrow or to liquidate securities. The amount of actual cash that a Series would have to distribute, and thus the degree to which securities would need to be liquidated, would depend upon the number of shareholders who chose not to have their dividends reinvested. Capital losses resulting from the liquidation of securities can only be used to offset capital gains and cannot be used to reduce the Series' ordinary income. These capital losses may be carried forward for eight years.

	Capital Gains Distributions. Gain or loss on the sale of a security by a Series will generally be long-term capital gain or loss if the Series has held the security for more than one year. Gain or loss on the sale of a security held for one year or less will generally be short-term capital gain or loss. Generally, if a Series acquires a debt security at a discount, any gain on the sale or redemption of the security will be taxable as ordinary income to the extent that the gain reflects accrued market discount.


DISTRIBUTOR AND SHAREHOLDER SERVICING AGENT -
SMITH BARNEY

	Smith Barney serves as the Series' distributor pursuant to a written agreement (the "Distribution Agreement") with the Trust. To compensate Smith Barney for the services it provides as Shareholder Servicing Agent and for the expenses it bears, the Trust has adopted a Shareholder Services Plan (the "Plan"). Under the Plan, the Trust pays Smith Barney, with respect to Series 1998 and Series 2000, a fee, accrued daily and paid monthly, calculated at the annual rate of .25% of the value of the respective Series' average daily net assets. Under its terms, the Plan continues from year to year, provided that its continuance is approved annually by vote of the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan may not be amended to increase materially the amount to be spent for the services provided by Smith Barney without shareholder approval, and all material amendments of the Plan must be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Series on not more than 30 days' written notice to any other party to the Plan. Pursuant to the Plan, Smith Barney will provide the Board of Trustees periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made. For the fiscal year ended November 30, 1995, Smith Barney was paid $248,341, $187,509 and $121,534 in shareholder servicing fees for Series 1998, Series 2000 and the Security and Growth Fund respectively. For the fiscal
period from commencement of operations on              *            through
November 30, 1995, Smith Barney (or its predecessor), accrued $1,830,321, $1,130,307 and $260,000 in Series 1998, Series 2000 and the Security and Growth Fund respectively, for shareholder servicing fees.

_____________________
* Series 1998 - January 25, 1991
   Series 2000 - August 30, 1991
   Security and Growth Fund - March 30, 1995


CUSTODIAN AND TRANSFER AGENT

	PNC Bank, is located at 17th and Chestnut Streets, Philadelphia, PA 19103, and serves as the custodian of Trust. The assets of the Trust are held under bank custodianship in compliance with the 1940 Act.

	FDISG is located at Exchange Place, Boston, Massachusetts 02109, and serves as the Trust's transfer agent. Under the transfer agency agreement, FDISG maintains the shareholder account records for the Trust, handles certain communications between shareholders and the Trust, distributes dividends and distributions payable by the Trust and produces statements with respect to account activity for the Trust and its shareholders. For these services, FDISG receives a monthly fee computed on the basis of the number of shareholder accounts FDISG maintains for the Trust during the month and is reimbursed for out-of-pocket expenses.

ORGANIZATION OF THE TRUST

	The Trust is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated October 18, 1988, as amended (the "Trust Agreement"). On November 18, 1988, August 27, 1990, July 30, 1993 and October 14, 1994, the Trust changed its name from SLH Secured Capital Fund to SLH Principal Return Fund, Shearson Lehman Brothers Principal Return Fund, Smith Barney Shearson Principal Return Fund and Smith Barney Principal Return Fund, respectively. Under the Trust Agreement, the Trustees have authority to issue an unlimited number of shares of beneficial interest with a par value of $.001 per share.

	Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.
The Trust has been structured, and will be operated in such a way, so as to ensure as much as possible, that shareholders will not be liable for obligations of the Series. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust, and requires that notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement also provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust and each of its series in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.


FINANCIAL STATEMENTS

	The Trust's Annual Reports for the fiscal year ended November 30, 1995 accompany this Statement of Additional Information and are incorporated herein by reference in its entirety.

g\funds\prtf\1996\secdocs\sai

SMITH BARNEY PRINCIPAL RETURN FUND

PART C

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

   	Included in Part A:

		Financial Highlights

	Included in Part B:

	The Registrant's Annual Reports for the fiscal year ended November 30, 1995 and the reports of
Independent Auditors are incorporated by reference to the Definitive 30b2-1 filed on March 21, 1996 as accession number 91155-96-121.

b)	Exhibits

Exhibit No.	Description of Exhibit

All references are to the Registrant's registration Statement on Form N-1A as filed with the Securities Exchange Commission (the "SEC"). (File Nos. 33-25087 and 811-5678).

1	Registrant's Master Trust Agreement and Amendments to the Master
Trust Agreement dated October 18, 1988, November 18, 1988, August 24, 1990, October 5, 1990, February 26, 1991, May 1, 1991, and July 30, 1993, is
incorporated by reference to the Registrant's Registration Statement filed with the SEC on January 28, 1994 ("Post-Effective Amendment No. 13").

(b)	Amendment to Master Trust Agreement with respect to Security and
Growth Fund is incorporated by reference to the Registrant's Registration Statement filed with the SEC on March 23, 1995 ("Post-Effective Amendment No. 16").

2	By-Laws are incorporated by reference to Registrant's Registration
Statement filed with the SEC on October 19, 1988 (the "Registration
Statement").

3	Not Applicable.

4	Not Applicable.

5 	Investment Advisory Agreement between the Registrant and Smith Barney
Shearson Asset Management ("Asset Management") relating to Series 1996, Series 1998 and Series 2000 are incorporated by reference to Post-Effective Amendment No. 13.

 (b)	Investment Advisory Agreement and Administration Agreement between the Registrant and Smith Barney Mutual Funds Management Inc. relating to Security and Growth Fund is incorporated by reference to Post-Effective Amendment No. 16.

6	Distribution Agreement between the Registrant and Smith Barney
Shearson Inc. ("Smith Barney Shearson") is incorporated by reference to Post-Effective Amendment No. 13.

7	Not Applicable.

8	Form of Custodian Agreement is attached hereto.

9 (a)

    Administration Agreements dated April 21, 1994 between the
Registrant and Smith Barney Advisers, Inc. relating to Series 2000 is incorporated by reference to Post-Effective Amendment No.16.

   (b)	Transfer Agency Agreement between the Registrant and  First Data
Investor Services Group formerly known as The Shareholder Services Group, Inc. dated August 2, 1993 is incorporated by reference to Post-Effective Amendment No. 13.

   (c)	Shareholder Services Plan between the Registrant and Smith Barney
Shearson relating to Series 1998 is incorporated by reference to Post-Effective Amendment No. 13.

  (d)	Shareholder Services Plan between the Registrant and Smith Barney
Shearson relating to Series 2000 is incorporated by reference to Post-Effective Amendment No. 13.

 (e)	Shareholder Services Plan between the Registrant and Smith Barney relating to Security & Growth Fund is incorporated by reference to Post-Effective Amendment No. 16

10	Not Applicable

11	Not Applicable.

12	Not Applicable.

13(a)	Purchase Agreement relating to Series 1998 Incorporated by reference to Post-Effective Amendment No. 9.

    (b)	Form of Purchase Agreement relating to Series 2000 is incorporated by
reference to Post-Effective Amendment No. 8.

    (c)	Form of Purchase Agreement relating to Security and Growth
Fund is incorporated by reference to Post-Effective Amendment No. 16.

14	Not Applicable.

15	Not Applicable.

16	Performance Data is incorporated by reference to Post-Effective
Amendment No. 2 filed with the SEC on April 2, 1990.

Item 25.	Persons Controlled by or under Common Control with Registrant

	None


	Item 26.	Number of Holders of Securities

		(1)						(2)

		Number of Record Holders by Class
Title of Class			  as of February 29, 1996

Shares representing
beneficial interests,
par value .001 per share

(i)  Security and Growth Fund				27,053,184.385

(ii)  Zeros and Appreciation
	Series 1998					12,591,586.666

(iii)  Zeros Plus Emerging
	Equities Series 2000				  8,200,765.067


Item 27.	Indemnification

	The response to this item is incorporated by reference to Registrant's Pre-Effective Amendment No. 1.

Item 28(a).	Business and Other Connections of Investment
Adviser

Investment Adviser - - Smith Barney Mutual Funds Management, Inc. Smith Barney Mutual Funds Management, Inc. ("SBMFM"), formerly known as Smith, Barney Advisers, Inc.,) was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and directors of SBMFM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).

Prior to the close of business on July 30, 1993 (the "Closing"), Shearson Asset Management, a member of the Asset Management Group of Shearson Lehman Brothers Inc. ("Shearson Lehman Brothers"), served as the Registrant's investment adviser. On the Closing, Travelers and Smith Barney Inc. (formerly known as Smith Barney Shearson Inc.) acquired the domestic retail brokerage and asset management business of Shearson Lehman Brothers which included the business of the Registrant's prior investment adviser. Shearson Lehman Brothers was a wholly owned subsidiary of Shearson Lehman Brothers Holdings Inc. ("Shearson Holdings"). All of the issued and outstanding common stock of Shearson Holdings (representing 92% of the voting stock) was held by American Express Company. Information as to any past business vocation or employment of a substantial nature engaged in by officers and directors of Shearson Asset Management can be located in Schedules A and D of FORM ADV filed by Shearson Lehman Brothers on behalf of Shearson Asset Management prior to July 30, 1993. (SEC FILE NO. 801-3701)

Item 29.	Principal Underwriters

Smith Barney Inc. ("Smith Barney") also acts as principal underwriter for Smith Barney Money Funds, Inc.; Smith Barney Muni Funds; Smith Barney Funds, Inc., Smith Barney Variable Account Funds; Smith Barney Intermediate Municipal Fund, Inc., Smith Barney Municipal Fund, Inc., High Income Opportunity Fund Inc., Smith Barney/Travelers Series Fund Inc., Smith Barney World Funds, Inc., Greenwich Street California Municipal Fund Inc., The Inefficient Fund, Inc., Smith Barney Adjustable Rate Government Income Fund, Smith Barney Equity Funds, Smith Barney Income Funds, Smith Barney Massachusetts Municipals Fund, Zenix Income Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney Principal Return Fund, Municipal High Income Fund Inc., The Trust for TRAK Investments, Smith Barney Series Fund, Smith Barney Income Trust, Smith Barney Oregon Municipals Fund Inc., Smith Barney Municipal Money Market Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Fundamental Value Fund Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New York Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Precious Metals and Minerals Fund Inc., Smith Barney Investment Funds Inc., Smith Barney FMA Trust, The Italy Fund Inc., Smith Barney Telecommunications Trust, Managed Municipals Portfolio Inc., Managed Municipals Portfolio II Inc., Smith Barney Florida Municipal Fund, Managed High Income Portfolio Inc. On June 1, 1994, Smith Barney changed its name from Smith Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

Item 30.	Location of Accountants and Record

(1)	 Smith Barney Principal Return Fund
	388 Greenwich Street
	New York, New York  10013

(2)	Smith Barney Mutual Funds Management Inc.
	388 Greenwich Street
	New York, New York 10013


(3)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA 19103

(4)	First Data Investor Services Group, Inc.
	One Exchange Place
	Boston, Massachusetts  02109

Item 31.	Management Services

	Not Applicable.

Item 32.	Undertakings

	(a) Registrant undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of trustee or trustees when requested in writing to do so by the holders of at least 10% of Registrant's outstanding Shares and, in connection worth such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.


SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, SMITH BARNEY PRINCIPAL RETURN FUND, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 1st day of April, 1996.

			SMITH BARNEY PRINCIPAL RETURN FUND

			By:/s/ Heath B. McLendon *
			Heath B. McLendon, Chief Executive Officer

	We, the undersigned, hereby severally constitute and appoint Heath B. McLendon, Christina T. Sydor and Lee D. Augsburger and each of them singly, our true and lawful attorneys, with full power to them and each of them to sign for us, and in our hands and in the capacities indicated below, any and all Amendments to this Registration Statement and to file the same, with all exhibits thereto, and other documents therewith, with the Securities and Exchange Commission, granting unto said attorneys, and each of them, acting alone, full authority and power to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

	WITNESS our hands on the date set forth below.

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature				Title				Date


/s/ Heath B. McLendon*		Chairman of the Board
Heath B. McLendon		(Chief Executive Officer)			03/29/96

/s/ Lewis E. Daidone           	Senior Vice President andTreasurer
				(Chief Financial and Accounting Officer)	03/29/96
Lewis E. Daidone

/s/ Paul R. Ades*           		Trustee
	03/29/96
Paul R. Ades

Herbert Barg*	             		Trustee
	03/29/96
Herbert Barg

/s/ Alger B. Chapman*	    	Trustee					03/29/96
Alger B. Chapman

/s/ Dwight B. Crane*	              Trustee
	03/29/96
Dwight B. Crane

/s/ Frank Hubbard*		Trustee					03/29/96
Frank Hubbard

/s/ Jerome Miller*		Trustee					03/29/96
Jerome Miller

/s/ Ken Miller*			Trustee					03/29/96
Ken Miller

/s/ John F. White*		Trustee
03/29/96
John F. White

*Signed by Lee D. Augsburger, their
  duly authorized attorney-in-fact, pursuant to power of attorney dated December 23, 1994

   /s/ Lee D. Augsburger
   Lee D. Augsburger



funds prtn pea18